                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07943

                           Nuveen Multistate Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: May 31
                                               ------

                      Date of reporting period: November 30, 2004
                                                -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
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IT'S FAST, EASY & FREE:
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if you get your Nuveen Investments Fund dividends and statements from your
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(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important
                     component in achieving your long-term
                               financial goals."


                           Semiannual Report  Page 1

  Portfolio Managers' Comments

  Portfolio managers Scott Romans and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds. Scott, who has 4 years of investment experience, assumed primary management responsibility for the Louisiana Fund in 2003. Cathryn has 8 years of investment experience and began managing the North Carolina Fund in February of 2004 and the Georgia and Tennessee Funds in August of 2004.

--------------------------------------------------------------------------------


How did the Funds perform during the six months ended November 30, 2004?

The table on page 3 provides total return performance information for the four Funds discussed in this report for the six-month, one-year, five-year and ten-year periods ended November 30, 2004. Each Fund's total return performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its state-specific Lipper peer fund category average. The reasons for each Fund's variance from the national Lehman Brothers Index and corresponding state-specific Lipper category are discussed later in the report. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is difficult since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2004, the Nuveen Georgia, Louisiana, North Carolina and Tennessee Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.

What strategies were used to manage these Funds during the six months ended November 30, 2004 and how did these strategies influence performance during the period?

All four Funds' total return at NAV outperformed their Lipper peer group averages and trailed the national Lehman Brothers Municipal Bond Index. To varying degrees, each portfolio benefited from being overweighted in lower-investment-grade securities, especially BBB-rated and, to a lesser extent, non-rated bonds. Such holdings enjoyed strong performance during the period as a growing economy and strong investor demand led to declining credit spreads.

Our overall management approach was consistent across the four Funds. We sold longer bonds from the portfolio, especially bonds with lower coupons. Such bonds are relatively sensitive to changes in interest rates. These investments performed well in response to falling rates during the period. We redeployed investments to maturities that we believe offer better risk-return characteristics.

For example, we preferred intermediate-term premium bonds, which, depending on availability and the characteristics of each portfolio, meant buying securities with maturities of 10 to 23 years. The intermediate part of the yield curve, a

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

                           Semiannual Report  Page 3


Class A Shares--
Total Returns as of 11/30/04
--------------------------------------------------------------------------------

                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
          Nuveen Georgia Municipal
            Bond Fund
            A Shares at NAV               4.26%  4.05%  6.46%   6.75%
            A Shares at Offer            -0.16% -0.35%  5.55%   6.29%
          Lipper Georgia Municipal
            Debt Funds Category
            Average/1/                    3.32%  2.50%  5.84%   6.31%
          Lehman Brothers Municipal
            Bond Index/2/                 4.30%  4.07%  6.78%   7.16%
          -----------------------------------------------------------

          Nuveen Louisiana Municipal
            Bond Fund
            A Shares at NAV               4.09%  3.43%  6.43%   6.80%
            A Shares at Offer            -0.31% -0.90%  5.52%   6.34%
          Lipper Louisiana Municipal
            Debt Funds Category
            Average/1/                    3.66%  3.19%  6.09%   6.28%
          Lehman Brothers Municipal
            Bond Index/2/                 4.30%  4.07%  6.78%   7.16%
          -----------------------------------------------------------


                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
          Nuveen North Carolina
            Municipal Bond Fund
            A Shares at NAV               3.92%  3.47%  6.63%   6.32%
            A Shares at Offer            -0.41% -0.90%  5.72%   5.87%
          Lipper North Carolina
            Municipal Debt Funds
            Category Average/1/           3.37%  2.76%  5.82%   6.20%
          Lehman Brothers Municipal
            Bond Index/2/                 4.30%  4.07%  6.78%   7.16%
          -----------------------------------------------------------

          Nuveen Tennessee Municipal
            Bond Fund
            A Shares at NAV               4.22%  3.97%  6.51%   6.40%
            A Shares at Offer            -0.17% -0.39%  5.60%   5.95%
          Lipper Tennessee Municipal
            Debt Funds Category
            Average/1/                    3.53%  2.91%  5.76%   6.32%
          Lehman Brothers Municipal
            Bond Index/2/                 4.30%  4.07%  6.78%   7.16%
          -----------------------------------------------------------


Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

graphical representation of bond yields, represented the maturity range that we believed offered our shareholders the most favorable balance of performance potential and investment risk.

We also took advantage of the continued strong performance of lower-rated credits, which have outperformed due to credit spreads being relatively tight by historical measures. We believed that market conditions provided us with an opportune time to lock in gains while reducing the Funds' risk. Accordingly, we sold some of the most concentrated positions in the portfolios at favorable prices. Because of their higher income streams, we did continue to emphasize a diversified exposure of lower-rated bonds.

A number of the strong-performing lower-rated bonds in the Nuveen Georgia Municipal Bond Fund were in the hospital sector. During the period, the Fund benefited particularly from bonds issued by Coffee County Regional Hospital, a non-rated credit that was pre-refunded during the period. The effect of this pre-refunding on the Coffee County bonds was to dramatically improve their credit quality while leaving their income intact until the bonds can be called. The Fund's performance also benefited from positions in

--------------------------------------------------------------------------------
1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2004. The Lipper categories contained 29, 29, 26 and 19 funds in the
 Lipper Georgia Municipal Debt Funds Category, 13, 13, 12 and 8 funds in the Lipper Louisiana Municipal Debt Funds Category, 25, 25, 24 and 17 funds in the Lipper North Carolina Municipal Debt Funds Category and 14, 14, 14 and 8 funds in the Lipper Tennessee Municipal Debt Funds Category for the respective six-month, one-, five- and ten-year periods ended November 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

certain industrial development credits, such as issues backed by revenues from paper-products manufacturer International Paper.

Counterbalancing this strong performance in the Georgia Fund was our underweighting in long duration bonds. Being overweighted in multifamily housing bonds also hampered the Fund. Housing bonds tend to underperform when interest rates are falling because homeowners are more likely to prepay their mortgages, which makes it more likely that the securities will be called. Nevertheless, we plan to hold onto these bonds because we expect them to perform well if interest rates were to rise.

In the Nuveen Louisiana Municipal Bond Fund, we continually looked for opportunities to implement our desired management strategy, although finding these opportunities can be challenging in a relatively small state with modest municipal issuance during the past six months. We were able to add some premium-coupon intermediate bonds, which, as mentioned, we believed offered value given current market conditions. Because of the limited supply of Louisiana paper during the period, we also bought some Puerto Rico bonds with appropriate structural characteristics. As with all bonds issued by U.S. territories, these securities are fully tax-exempt in all 50 states.

The Louisiana Fund's performance benefited from having a relatively long duration as well as a greater-than-average exposure to BBB and lower-rated bonds. Several of the Fund's strongest individual performers were holdings in the healthcare sector, including bonds of Lincoln Health Care System and Sisters of Mercy System of St. Louis, both of which enjoyed strong appreciation. The Fund also benefited from bonds backed by tobacco-industry revenues, which gained as investors seemingly perceived a declining litigation risk for tobacco companies. On the negative side, tax obligation/limited bonds issued for the Louisiana Local Government Environmental Facilities and Community Development Authority detracted from performance. Late in the period, the issuer received a preliminary adverse determination from the Internal Revenue Service regarding the taxability of the bonds' coupon payments. On the news, the market began taking into account the possible taxability of these bonds, which caused the securities to lose a significant amount of value despite no change to these insured bonds' credit prospects. We continue to own and monitor the securities and will act in the best interests of the shareholders regarding this issue.

During the period, the Nuveen North Carolina Municipal Bond Fund also benefited from its holdings in tobacco bonds. Its weighting in intermediate bonds also helped performance, as did its emphasis of BBB-rated bonds. In particular, the portfolio gained from a position in North Carolina Municipal Power Agency revenue bonds issued for Catawba County. As a lower-rated intermediate bond with high coupon income, this holding benefited greatly from recent market conditions. By contrast, the Fund's overweighting in bonds on the short end of the yield curve detracted from performance. These securities underperformed on a relative basis because short bonds tend to lag in a declining interest rate environment. Nevertheless, we held on to these securities because we believed these bonds provided the portfolio with favorable income characteristics.

Throughout the period we sought to implement the broad management strategies outlined earlier, reducing concentrated lower-rated positions and emphasizing bonds in the intermediate part of the yield curve as opportunities arose. New bonds added during the period included Pitt County, North Carolina, Certificates of Participation, School Facilities Project bonds offering coupon income of 5% and maturing in 2022.

The Nuveen Tennessee Municipal Bond Fund was helped by its weighting in BBB-rated bonds, especially in the hospital sector, which enjoyed generally strong performance during the past six months. For example, the portfolio included Knox County Health, Educational and Housing Facilities Board bonds. These holdings performed very well, leading us to scale back our position and, to reduce credit risk, reinvest the proceeds in other areas of the market we believed offered our shareholders


                           Semiannual Report  Page 4
strong value potential. The Tennessee Fund also was helped by its duration positioning. Although we sought to reduce the portfolio's duration during the period, having added interest-rate sensitivity did help performance during a time when bond prices were rising and their yields were falling. This positive performance was counterbalanced by an overweighting in short bonds, which were disproportionately hurt by the Fed's rate increases.

As with the other Funds, we continued to favor premium-coupon intermediate bonds. We also reduced concentrated positions in lower-rated bonds. When making new purchases for the Fund, we often favored "essential service" bonds such as hospitals and utilities. These represented attractive investments because of the issuers' important role in the communities they serve, which provided us with an extra layer of confidence in the security of their income stream.



                           Semiannual Report  Page 5

  Fund Spotlight as of 11/30/04               Nuveen Georgia Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.06   $11.09   $11.04   $11.04
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Inception Date              3/27/86  2/18/97  1/04/94  2/14/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.05% -0.35%
                  -------------------------------------------
                  5-Year                         6.46%  5.55%
                  -------------------------------------------
                  10-Year                        6.75%  6.29%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.35% -0.64%
                  -------------------------------------------
                  5-Year                         5.69%  5.52%
                  -------------------------------------------
                  10-Year                        6.18%  6.18%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.59%
                  -------------------------------------------
                  5-Year                         5.88%
                  -------------------------------------------
                  10-Year                        6.16%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.32%
                  -------------------------------------------
                  5-Year                         6.67%
                  -------------------------------------------
                  10-Year                        6.89%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.34%  4.16%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.73%  3.58%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.53%  5.30%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.57%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.98%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.41%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.80%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.18%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.71%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.51%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.94%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.84%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             5.08%        0.65%
                            -------------------------------------------
                            5-Year             7.06%        6.15%
                            -------------------------------------------
                            10-Year            6.67%        6.20%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.28%        0.28%
                            -------------------------------------------
                            5-Year             6.25%        6.09%
                            -------------------------------------------
                            10-Year            6.08%        6.08%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.52%
                            -------------------------------------------
                            5-Year             6.47%
                            -------------------------------------------
                            10-Year            6.08%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.35%
                            -------------------------------------------
                            5-Year             7.28%
                            -------------------------------------------
                            10-Year            6.81%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $158,983
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    18.26
           ---------------------------------------------------------
           Average Duration                                     6.32
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/04               Nuveen Georgia Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

            [CHART]


AAA/U.S. Guaranteed        66.0%
AA                         13.6%
A                           9.8%
BBB                         8.2%
NR                          1.4%
BB or Lower                 1.0%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Healthcare                        23.3%
                    ---------------------------------------
                    Water and Sewer                   18.8%
                    ---------------------------------------
                    Tax Obligation/Limited            11.4%
                    ---------------------------------------
                    Utilities                         10.3%
                    ---------------------------------------
                    Education and Civic Organizations  9.9%
                    ---------------------------------------
                    Housing/Multifamily                7.5%
                    ---------------------------------------
                    U.S. Guaranteed                    5.9%
                    ---------------------------------------
                    Other                             12.9%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,042.60 $1,039.60 $1,040.90 $1,044.50 $1,020.81 $1,017.05 $1,018.05 $1,021.81
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.35 $    8.18 $    7.16 $    3.33 $    4.31 $    8.09 $    7.08 $    3.29
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.60%, 1.40%, and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/04             Nuveen Louisiana Municipal Bond Fund

================================================================================

   Quick Facts
                                          A Shares B Shares C Shares R Shares
   --------------------------------------------------------------------------
   NAV                                      $11.31   $11.30   $11.29   $11.37
   --------------------------------------------------------------------------
   Latest Monthly Dividend/1/              $0.0420  $0.0350  $0.0370  $0.0440
   --------------------------------------------------------------------------
   Latest Ordinary Income Distribution/2/  $0.0013  $0.0013  $0.0013  $0.0013
   --------------------------------------------------------------------------
   Inception Date                          9/12/89  2/06/97  2/02/94  2/25/97
   --------------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.43% -0.90%
                  -------------------------------------------
                  5-Year                         6.43%  5.52%
                  -------------------------------------------
                  10-Year                        6.80%  6.34%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         2.58% -1.37%
                  -------------------------------------------
                  5-Year                         5.64%  5.47%
                  -------------------------------------------
                  10-Year                        6.21%  6.21%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         2.89%
                  -------------------------------------------
                  5-Year                         5.85%
                  -------------------------------------------
                  10-Year                        6.21%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.63%
                  -------------------------------------------
                  5-Year                         6.73%
                  -------------------------------------------
                  10-Year                        7.02%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.46%  4.27%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.83%  3.67%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.55%  5.32%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.72%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.08%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.46%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.93%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.28%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.75%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.64%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            4.03%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.84%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.18%       -0.17%
                            -------------------------------------------
                            5-Year             6.98%        6.08%
                            -------------------------------------------
                            10-Year            6.66%        6.20%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.32%       -0.66%
                            -------------------------------------------
                            5-Year             6.19%        6.03%
                            -------------------------------------------
                            10-Year            6.08%        6.08%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.55%
                            -------------------------------------------
                            5-Year             6.38%
                            -------------------------------------------
                            10-Year            6.07%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.29%
                            -------------------------------------------
                            5-Year             7.28%
                            -------------------------------------------
                            10-Year            6.87%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $114,734
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    18.25
           ---------------------------------------------------------
           Average Duration                                     6.28
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/04             Nuveen Louisiana Municipal Bond Fund

================================================================================

Bond Credit Quality/1/

            [CHART]

AAA/U.S. Guaranteed        72.9%
AA                          3.2%
A                           8.5%
BBB                        15.4%



                    Sectors/1/
                    Tax Obligation/Limited            19.3%
                    ---------------------------------------
                    Healthcare                        15.8%
                    ---------------------------------------
                    Tax Obligation/General            12.4%
                    ---------------------------------------
                    Utilities                         10.3%
                    ---------------------------------------
                    Education and Civic Organizations 10.3%
                    ---------------------------------------
                    U.S. Guaranteed                    8.5%
                    ---------------------------------------
                    Housing/Single Family              8.0%
                    ---------------------------------------
                    Other                             15.4%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,040.90 $1,037.10 $1,039.10 $1,042.70 $1,020.76 $1,017.00 $1,018.00 $1,021.76
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.40 $    8.22 $    7.21 $    3.38 $    4.36 $    8.14 $    7.13 $    3.35
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.61%, 1.41%, and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/04        Nuveen North Carolina Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.55   $10.57   $10.55   $10.57
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0370  $0.0300  $0.0320  $0.0385
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0023  $0.0023  $0.0023  $0.0023
      --------------------------------------------------------------------
      Inception Date                    3/27/86  2/25/97 10/04/93  2/05/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.47% -0.90%
                  -------------------------------------------
                  5-Year                         6.63%  5.72%
                  -------------------------------------------
                  10-Year                        6.32%  5.87%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         2.80% -1.17%
                  -------------------------------------------
                  5-Year                         5.85%  5.69%
                  -------------------------------------------
                  10-Year                        5.75%  5.75%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         2.99%
                  -------------------------------------------
                  5-Year                         6.05%
                  -------------------------------------------
                  10-Year                        5.74%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.74%
                  -------------------------------------------
                  5-Year                         6.85%
                  -------------------------------------------
                  10-Year                        6.48%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.21%  4.03%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.22%  3.09%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.88%  4.68%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.41%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.47%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.74%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.64%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.67%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.05%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.37%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.42%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.18%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.08%       -0.31%
                            -------------------------------------------
                            5-Year             7.17%        6.25%
                            -------------------------------------------
                            10-Year            6.17%        5.72%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.30%       -0.69%
                            -------------------------------------------
                            5-Year             6.39%        6.24%
                            -------------------------------------------
                            10-Year            5.59%        5.59%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.49%
                            -------------------------------------------
                            5-Year             6.60%
                            -------------------------------------------
                            10-Year            5.59%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.25%
                            -------------------------------------------
                            5-Year             7.40%
                            -------------------------------------------
                            10-Year            6.33%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $219,785
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.57
           ---------------------------------------------------------
           Average Duration                                     5.10
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34%.

                          Semiannual Report  Page 10

  Fund Spotlight as of 11/30/04        Nuveen North Carolina Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

             [CHART]

AAA/U.S. Guaranteed          40.1%
AA                           41.8%
A                             5.5%
BBB                          11.9%
NR                            0.7%



                    Sectors/1/
                    Tax Obligation/Limited            23.6%
                    ---------------------------------------
                    Healthcare                        12.6%
                    ---------------------------------------
                    Housing/Single Family             11.7%
                    ---------------------------------------
                    Education and Civic Organizations 11.0%
                    ---------------------------------------
                    Utilities                         10.7%
                    ---------------------------------------
                    U.S. Guaranteed                    9.4%
                    ---------------------------------------
                    Transportation                     6.3%
                    ---------------------------------------
                    Other                             14.7%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,039.20 $1,036.20 $1,037.20 $1,041.00 $1,020.86 $1,017.10 $1,018.10 $1,021.86
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.29 $    8.12 $    7.10 $    3.27 $    4.26 $    8.04 $    7.03 $    3.24
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 11

  Fund Spotlight as of 11/30/04             Nuveen Tennessee Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.37   $11.38   $11.37   $11.37
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0410  $0.0340  $0.0360  $0.0430
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0232  $0.0232  $0.0232  $0.0232
      --------------------------------------------------------------------
      Inception Date                   11/02/87  2/25/97 10/04/93  2/06/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.
Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.97% -0.39%
                  -------------------------------------------
                  5-Year                         6.51%  5.60%
                  -------------------------------------------
                  10-Year                        6.40%  5.95%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.11% -0.86%
                  -------------------------------------------
                  5-Year                         5.71%  5.55%
                  -------------------------------------------
                  10-Year                        5.82%  5.82%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.33%
                  -------------------------------------------
                  5-Year                         5.92%
                  -------------------------------------------
                  10-Year                        5.82%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.19%
                  -------------------------------------------
                  5-Year                         6.72%
                  -------------------------------------------
                  10-Year                        6.55%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.33%  4.14%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.62%  3.46%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.36%  5.13%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.59%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.86%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.24%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.80%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.07%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.55%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.54%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.82%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.66%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.68%        0.31%
                            -------------------------------------------
                            5-Year             7.04%        6.12%
                            -------------------------------------------
                            10-Year            6.29%        5.84%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.91%       -0.09%
                            -------------------------------------------
                            5-Year             6.25%        6.09%
                            -------------------------------------------
                            10-Year            5.72%        5.72%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.13%
                            -------------------------------------------
                            5-Year             6.46%
                            -------------------------------------------
                            10-Year            5.70%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.36%
                            -------------------------------------------
                            5-Year             7.35%
                            -------------------------------------------
                            10-Year            6.49%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $335,872
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.48
           ---------------------------------------------------------
           Average Duration                                     5.52
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                          Semiannual Report  Page 12

  Fund Spotlight as of 11/30/04             Nuveen Tennessee Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

              [CHART]

AAA/U.S. Guaranteed          54.4%
AA                           30.9%
A                             1.3%
BBB                          12.3%
NR                            1.1%

                          Sectors/1/
                          Tax Obligation/General 17.3%
                          ----------------------------
                          Healthcare             16.8%
                          ----------------------------
                          U.S. Guaranteed        13.3%
                          ----------------------------
                          Utilities              11.7%
                          ----------------------------
                          Tax Obligation/Limited  7.5%
                          ----------------------------
                          Housing/Single Family   7.2%
                          ----------------------------
                          Water and Sewer         6.2%
                          ----------------------------
                          Housing/Multifamily     4.6%
                          ----------------------------
                          Materials               4.6%
                          ----------------------------
                          Other                  10.8%
                          ----------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,042.20 $1,038.30 $1,039.40 $1,043.30 $1,020.91 $1,017.15 $1,018.15 $1,021.91
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.25 $    8.07 $    7.06 $    3.23 $    4.20 $    7.99 $    6.98 $    3.19
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38, and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 13

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

   $   2,000 Cartersville Development Authority, Georgia, Water and        5/07 at 101.00        A+ $      2,074,760
              Wastewater Facilities Revenue Refunding Bonds, Anheuser
              Busch Companies Inc., Series 1997, 6.125%, 5/01/27
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.8%

             Bulloch County Development Authority, Georgia, Student
             Housing and Athletic Facility Lease Revenue Bonds, Georgia
             Southern University, Series 2004:
       1,625  5.250%, 8/01/22 - XLCA Insured                               8/14 at 100.00       Aaa        1,733,388
       1,700  5.250%, 8/01/23 - XLCA Insured                               8/14 at 100.00       Aaa        1,806,505

       1,400 Carrollton Payroll Development Authority, Georgia, Student    9/14 at 100.00       Aaa        1,460,858
              Housing Revenue Bonds, University of West Georgia, Series
              2004A, 5.000%, 9/01/21 - XLCA Insured

       5,000 Fulton County Development Authority, Georgia, Revenue         9/11 at 102.00       AAA        5,212,600
              Bonds, Georgia State University - TUFF/Atlanta Housing
              LLC, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

       3,000 Fulton County Development Authority, Georgia, Revenue         4/12 at 100.00       AAA        3,065,640
              Bonds, Georgia Tech Athletic Association, Series 2001,
              5.125%, 10/01/32 - AMBAC Insured

       1,835 Fulton County Development Authority, Georgia, Revenue         5/14 at 100.00       AAA        2,006,701
              Bonds, Georgia Tech Molecular Science Building, Series
              2004, 5.250%, 5/01/17 - MBIA Insured

         270 Private Colleges and Universities Authority, Georgia,        12/04 at 102.00       AAA          276,315
              Revenue Bonds, Spelman College, Series 1994, 6.200%,
              6/01/14 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 23.0%

       3,150 Baldwin County Hospital Authority, Georgia, Revenue Bonds,   12/08 at 102.00       BBB        2,744,910
              Oconee Regional Medical Center, Series 1998, 5.375%,
              12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia,         7/11 at 101.00        A-        4,547,760
              Hospital Revenue Improvement Bonds, Memorial Health
              University Medical Center Inc., Series 2001A, 6.125%,
              1/01/24

       6,000 Clarke County Hospital Authority, Georgia, Hospital Revenue   1/09 at 101.00       AAA        6,146,820
              Certificates, Athens Regional Medical Center Project,
              Series 1999, 5.250%, 1/01/29 - MBIA Insured

       1,885 Coffee County Hospital Authority, Georgia, Revenue Bonds,     1/14 at 100.00      BBB+        1,946,903
              Coffee County Regional Medical Center, Series 2004,
              5.000%, 12/01/16

       1,000 Gainesville and Hall County Hospital Authority, Georgia,     10/05 at 102.00       AAA        1,049,810
              Revenue Anticipation Certificates, Northeast Georgia
              Health Services Inc., Series 1995, 6.000%, 10/01/20 - MBIA
              Insured

       3,000 Gainesville and Hall County Hospital Authority, Georgia,      5/11 at 100.00        A-        3,072,720
              Revenue Anticipation Certificates, Northeast Georgia
              Health Services Inc., Series 2001, 5.500%, 5/15/31

       7,150 Gwinnett County Hospital Authority, Georgia, Revenue          2/12 at 102.00       AAA        7,504,140
              Anticipation Certificates, Gwinnett Hospital System Inc.
              Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       1,625 Henry County Hospital Authority, Georgia, Revenue             7/14 at 101.00       Aaa        1,715,805
              Certificates, Henry Medical Center, Series 2004, 5.000%,
              7/01/21 - MBIA Insured

       2,240 Richmond County Development Authority, Georgia, Revenue      12/14 at 100.00       AAA        2,319,565
              Bonds, Medical College of Georgia, Physicians Practice
              Group, Cancer Research Center Project, Series 2004A,
              5.000%, 12/15/24 - AMBAC Insured

       2,250 Royston Hospital Authority, Georgia, Revenue Anticipation     7/09 at 102.00       N/R        2,223,090
              Certificates, Ty Cobb Healthcare System Inc. Project,
              Series 1999, 6.500%, 7/01/27

       3,250 Savannah Hospital Authority, Georgia, Revenue Bonds, St.      1/14 at 100.00        AA        3,388,158
              Joseph's/Candler Health System, Series 2003, 5.250%,
              7/01/23 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.5%

       1,840 Augusta Housing Authority, Georgia, FHA - Insured Mortgage    5/05 at 102.00       Aa2        1,884,767
              Revenue Refunding Bonds, River Glen Apartments Section 8
              Assisted Project, Series 1995A, 6.500%, 5/01/27

       1,480 Clayton County Housing Authority, Georgia, GNMA Multifamily  10/11 at 103.00       Aaa        1,535,929
              Housing Revenue Bonds, Vineyard Pointe Project, Series
              2001A, 5.500%, 10/20/32

       1,000 DeKalb County Housing Authority, Georgia, Multifamily         1/05 at 102.00       AAA        1,020,970
              Housing Revenue Bonds, Lakes at Indian Creek Apartments,
              Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
              FSA Insured

----
14

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $   2,245 DeKalb County Housing Authority, Georgia, Multifamily        12/11 at 100.00       AAA $      2,293,402
              Housing Revenue Bonds, Green of Stonecrest Apartments,
              Series 2001A - 1, 5.550%, 12/01/34 (Alternative Minimum
              Tax) - AMBAC Insured

       4,715 Lawrenceville Housing Authority, Georgia, FNMA Multifamily      No Opt. Call       AAA        5,131,712
              Housing Revenue Bonds, Knollwood Park Apartments, Series
              1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
              (Mandatory put 6/01/15)
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.7%

             Fulton County Housing Authority, Georgia, GNMA
             Mortgage-Backed Securities Program Single Family Mortgage
             Revenue Bonds, Series 1995A:
          40  6.550%, 3/01/18 (Alternative Minimum Tax)                    3/05 at 102.00       AAA           40,340
          15  6.600%, 3/01/28 (Alternative Minimum Tax)                    3/05 at 102.00       AAA           15,218

             Fulton County Housing Authority, Georgia, GNMA
             Mortgage-Backed Securities Program Single Family Mortgage
             Revenue Refunding Bonds, Series 1996A:
         145  6.125%, 9/01/18 (Alternative Minimum Tax)                    9/06 at 102.00       AAA          150,936
         220  6.200%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA          227,113

       3,915 Georgia Housing and Finance Authority, Single Family         12/10 at 100.00       AAA        3,996,432
              Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%,
              12/01/31 (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Authority, Single Family         12/11 at 100.00       AAA        1,365,757
              Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
              (Alternative Minimum Tax)

          55 Georgia Residential Finance Authority, FHA-Insured or        12/04 at 100.00       AA+           55,132
              VA-Guaranteed Single Family Mortgage Loans, Series 1988B,
              8.000%, 12/01/16
-----------------------------------------------------------------------------------------------------------------------
             Materials - 3.6%

       1,500 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00       BB+        1,554,300
              Pollution Control Revenue Refunding Bonds, Georgia-Pacific
              Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia,               2/12 at 101.00       BBB        2,066,120
              Environmental Improvement Revenue Refunding Bonds,
              International Paper Company, Series 2002A, 6.000%, 2/01/25
              (Alternative Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution     No Opt. Call      Baa2        1,132,320
              Control Revenue Bonds, Union Camp Corporation, Series
              1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution        5/05 at 100.00       Baa        1,001,800
              Control Revenue Refunding Bonds, ITT Rayonier Inc., Series
              1993, 6.100%, 11/01/07
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.4%

       3,630 Georgia, General Obligation Bonds, Series 2002D, 5.000%,      8/12 at 100.00       AAA        3,883,592
              8/01/18

       1,500 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00        A-        1,577,205
              Bonds, Series 2004A, 5.250%, 7/01/23
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 11.3%

         570 Burke County Development Authority, Georgia, Industrial       2/05 at 100.00        A3          572,309
              Development Revenue Bonds, Georgia Safe Corporation
              Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum
              Tax)

       1,605 Macon-Bibb County Urban Development Authority, Georgia,       8/12 at 101.00        AA        1,706,404
              Revenue Bonds, City of Macon Projects, Series 2002A,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call        AA        3,314,046
              Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call       AAA          602,890
              Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%,
              7/01/20 - AMBAC Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA        1,203,930
              Transportation Authority, Series 1996Z, 6.000%, 7/01/18 -
              FSA Insured

       6,000 Rockdale County Water and Sewerage Authority, Georgia,        1/10 at 101.00       AAA        6,330,960
              Revenue Bonds, Series 1999A, 5.375%, 7/01/29 - MBIA Insured

       4,000 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds,   7/08 at 102.00       AAA        4,160,400
              Series 1997, 5.250%, 7/01/27 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,000 Atlanta, Georgia, Airport Facilities Revenue Refunding        1/07 at 101.00       AAA        1,058,620
              Bonds, Series 1996, 5.250%, 1/01/10 - AMBAC Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 5.8%

   $     790 Atlanta, Georgia, Water and Wastewater Revenue Bonds,         5/09 at 101.00       AAA $        866,946
              Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) -
              FGIC Insured

         505 Cherokee County Water and Sewerage Authority, Georgia,          No Opt. Call       AAA          599,662
              Revenue Bonds, Series 1985, 9.750%, 8/01/09 - MBIA Insured

       1,000 Coffee County Hospital Authority, Georgia, Revenue           12/06 at 102.00    N/R***        1,098,950
              Anticipation Certificates, Coffee Regional Medical Center
              Inc., Series 1997A, 6.750%, 12/01/16 (Pre-refunded to
              12/01/06)

       1,000 Downtown Smyrna Development Authority, Georgia, General       2/05 at 102.00       AAA        1,027,770
              Obligation Bonds, Series 1994, 6.600%, 2/01/17
              (Pre-refunded to 2/01/05) - MBIA Insured

       4,000 Fulton County Housing Authority, Georgia, Multifamily         7/08 at 100.00       AAA        4,470,800
              Housing Revenue Bonds, Concorde Place Apartments Project,
              Series 1996A, 6.375%, 1/01/27 (Alternative Minimum
              Tax) (Pre-refunded to 7/01/08)

       1,000 Private Colleges and University Facilities Authority,           No Opt. Call       AAA        1,214,240
              Georgia, Revenue Bonds, Mercer University, Series 1991,
              6.500%, 11/01/15 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Utilities - 10.2%

         465 Camden County Solid Waste Management Authority, Georgia,      3/12 at 100.00       Aaa          484,330
              Revenue Bonds, Series 2002, 5.000%, 3/01/21 - MBIA Insured

       3,750 Coweta County Development Authority, Georgia, Revenue         1/13 at 100.00       Aaa        3,987,075
              Bonds, Newnan Water, Sewer, and Light Commission Project,
              Series 2002, 5.250%, 1/01/22 - FGIC Insured

       2,110 Fairburn, Georgia, Combined Utility Revenue Bonds, Series    10/10 at 101.00       BBB        2,221,872
              2000, 5.750%, 10/01/20

       1,500 Georgia Municipal Electric Authority, General Power Revenue   1/15 at 100.00        A+        1,786,725
              Bonds, Series 1992B, 6.375%, 1/01/16

       1,000 Georgia Municipal Electric Authority, General Power Revenue   1/10 at 100.00       AAA        1,105,030
             Bonds, Series 1993Z, 5.500%, 1/01/12 - FSA Insured

             Monroe County Development Authority, Georgia, Pollution
             Control Revenue Bonds, Oglethorpe Power Corporation -
             Scherer Plant, Series 1992A:
         500  6.750%, 1/01/10                                                No Opt. Call         A          576,475
       1,000  6.800%, 1/01/12                                                No Opt. Call         A        1,183,090

       3,000 Municipal Electric Authority of Georgia, Project One          1/13 at 100.00       AAA        3,116,070
              Subordinated Lien Revenue Bonds, Series 2003A, 5.000%,
              1/01/22 - MBIA Insured

       1,675 Summerville, Georgia, Combined Public Utility Revenue         1/12 at 101.00      Baa3        1,755,936
              Refunding and Improvement Bonds, Series 2002, 5.750%,
              1/01/22
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 18.6%

       7,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call       AAA        7,970,900
              Series 1999A, 5.500%, 11/01/22 - FGIC Insured

       2,185 Augusta, Georgia, Water and Sewerage Revenue Bonds, Series   10/12 at 100.00       AAA        2,388,336
             2002, 5.375%, 10/01/19 - FSA Insured

             Brunswick, Georgia, Water and Sewerage Revenue Refunding
             and Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured                                No Opt. Call       AAA          579,505
         400  6.100%, 10/01/19 - MBIA Insured                                No Opt. Call       AAA          482,120

             Columbia County, Georgia, Water and Sewerage Revenue Bonds,
             Series 2004:
       1,000  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00       AAA        1,058,540
       1,000  5.000%, 6/01/22 - FSA Insured                                6/14 at 100.00       AAA        1,046,580

       1,500 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00       Aaa        1,579,290
              Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured

       2,750 DeKalb County, Georgia, Water and Sewerage Bonds, Series     10/10 at 101.00        AA        2,892,065
              2000, 5.375%, 10/01/35

       2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/13 at 100.00        AA        2,600,325
              Series 2003A, 5.000%, 10/01/23

       1,175 Fayette County, Georgia, Water Revenue Bonds, Series 2002,   10/12 at 100.00       AAA        1,233,550
              5.000%, 10/01/20 - FSA Insured

         970 Fulton County, Georgia, Water and Sewerage Revenue Bonds,     1/14 at 100.00       AAA        1,015,017
              Series 2004, 5.000%, 1/01/22 - FGIC Insured

       5,000 Macon Water Authority, Georgia, Water and Sewer Revenue      10/11 at 101.00       AA-        5,485,450
              Bonds, Series 2001B, 5.375%, 10/01/18

----
16

   Principal                                                              Optional Call                     Market
Amount (000) Description                                                    Provisions* Ratings**            Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

   $   1,000 Milledgeville, Georgia, Water and Sewerage Revenue            No Opt. Call       AAA $      1,180,470
              Refunding Bonds, Series 1996, 6.000%, 12/01/16 - FSA
              Insured
------------------------------------------------------------------------------------------------------------------
   $ 147,920 Total Long-Term Investments (cost $149,469,123) - 98.9%                                   157,186,171
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                                        1,796,995
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $    158,983,166
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
17

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.4%

             Tobacco Settlement Financing Corporation, Louisiana,
             Tobacco Settlement Asset-Backed Bonds, Series 2001B:
   $   3,235  5.500%, 5/15/30                                              5/11 at 101.00       BBB $      2,950,676
       1,000  5.875%, 5/15/39                                              5/11 at 101.00       BBB          903,710
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.3%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Student   5/11 at 101.00       AAA        1,552,545
              Housing Lease Revenue Bonds, McNeese State University,
              Series 2001, 5.250%, 5/01/33 - MBIA Insured

       2,000 Lafayette Public Trust Financing Authority, Louisiana,       10/12 at 102.00       AAA        2,095,680
              Revenue Bonds, Ragin' Cajun Facilities Inc. Project,
              Series 2002, 5.000%, 10/01/22 - MBIA Insured

       2,525 Louisiana Local Government Environmental Facilities and      12/12 at 100.00       AAA        2,718,668
              Community Development Authority, Revenue Bonds, Baton
              Rouge Community College Facilities Corporation, Series
              2002, 5.375%, 12/01/21 - MBIA Insured

       1,655 Louisiana Local Government Environmental Facilities and       9/14 at 102.00         A        1,649,853
              Community Development Authority, Lease Revenue Bonds,
              Baton Rouge Student Housing LLC, Series 2003A, 5.250%,
              9/01/27 - ACA Insured

       1,675 Louisiana Local Government Environmental Facilities and       8/14 at 100.00       Aaa        1,703,676
              Community Development Authority, Revenue Bonds,
              Southeastern Louisiana University Student Housing
              Facilities Inc., Series 2004A, 5.000%, 8/01/27 - MBIA
              Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds,         7/12 at 100.00       AAA        2,058,380
              Tulane University, Series 2002A, 5.125%, 7/01/27 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------------
             Energy - 1.5%

         500 Louisiana Offshore Terminal Authority, Deepwater Port        10/08 at 100.00         A          514,230
              Revenue Refunding Bonds, LOOP Inc. Project, Series 1998,
              5.200%, 10/01/18

       1,200 St. Bernard Parish, Louisiana, Exempt Facility Revenue       11/06 at 102.00       AAA        1,249,500
              Bonds, Mobil Oil Corporation, Series 1996, 5.900%,
              11/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.8%

       1,000 Louisiana Public Facilities Authority, Hospital Revenue      10/07 at 101.00       AAA        1,060,220
              Refunding Bonds, Woman's Hospital Foundation, Series 1997,
              5.375%, 10/01/22 - FSA Insured

       1,800 Louisiana Public Facilities Authority, Hospital Revenue         No Opt. Call       AAA        2,038,518
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 1998A, 5.750%, 7/01/25 - FSA Insured

       5,000 Louisiana Public Facilities Authority, Hospital Revenue       1/08 at 102.00      BBB+        4,932,300
              Refunding Bonds, Lincoln Health System, Series 1998,
              5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority, Hospital Revenue       8/09 at 101.00      BBB+        2,324,357
              Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29

       2,615 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00       AAA        2,747,528
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (WI,
              settling 12/08/04) - MBIA Insured

       3,400 Louisiana Public Facilities Authority, Health Facilities        No Opt. Call       Aa1        3,632,458
              Revenue Refunding Bonds, Sisters of Mercy Health System of
              St. Louis Inc., Series 1993A, 5.000%, 6/01/19

         380 Louisiana Public Facilities Authority, Revenue Bonds, Mary    1/05 at 102.00       AAA          388,729
              Bird Perkins Cancer Center Project, Series 1994, 6.200%,
              1/01/19 - FSA Insured

       1,000 Terrebonne Parish Hospital Service District 1, Louisiana,     4/08 at 102.00       AAA        1,040,940
              Hospital Revenue Bonds, Terrebonne General Medical Center,
              Series 1998, 5.375%, 4/01/28 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.6%

       1,000 Louisiana Local Government Environmental Facilities and       6/12 at 105.00       Aaa        1,096,930
              Community Development Authority, GNMA Collateralized
              Mortgage Revenue Refunding Bonds, Sharlo Apartments,
              Series 2002A, 6.500%, 6/20/37

         735 Louisiana Public Facilities Authority, Revenue Bonds,        12/04 at 102.50       AAA          753,941
              Walmsley Housing Corporation, Series 1989A, 7.500%, 6/01/21

----
18

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 8.0%

   $   1,290 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/11 at 105.00       Aaa $      1,332,751
              Family Mortgage Revenue Refunding Bonds, Series 2001A,
              6.050%, 4/01/32 (Alternative Minimum Tax)

         965 East Baton Rouge Mortgage Finance Authority, Louisiana,      10/07 at 102.00       Aaa          973,946
              GNMA/FNMA Mortgage-Backed Securities Program Family
              Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
              10/01/30 (Alternative Minimum Tax)

         715 Jefferson Parish Home Mortgage Authority, Louisiana, Single   6/10 at 105.00       Aaa          743,936
              Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%,
              6/01/32 (Alternative Minimum Tax)

           5 Louisiana Housing Finance Agency, Single Family Mortgage      6/05 at 102.00       Aaa            5,047
              Revenue Bonds, Series 1995A-2, 6.550%, 12/01/26
              (Alternative Minimum Tax)

         575 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa          586,207
              Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22

         415 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00       Aaa          422,835
              Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17
              (Alternative Minimum Tax)

         585 Louisiana Housing Finance Agency, Single Family Mortgage      6/10 at 101.00       Aaa          604,814
              Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31
              (Alternative Minimum Tax)

         570 Louisiana Public Facilities Authority, Single Family          8/07 at 102.00       Aaa          586,370
              Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%,
              8/01/31

         605 New Orleans Home Mortgage Authority, Louisiana, Single       12/06 at 102.00       Aaa          620,476
              Family Mortgage Revenue Bonds, Series 1996A, 6.100%,
              12/01/29 (Alternative Minimum Tax)

         745 New Orleans Home Mortgage Authority, Louisiana, Single       12/07 at 102.00       Aaa          760,734
              Family Mortgage Revenue Bonds, Series 1997A, 5.850%,
              12/01/30 (Alternative Minimum Tax)

         990 New Orleans Home Mortgage Authority, Louisiana, Single       12/08 at 101.00       Aaa        1,013,909
              Family Mortgage Revenue Refunding Bonds, Series 1998B-2,
              5.200%, 12/01/21 (Alternative Minimum Tax)

       1,055 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00       Aaa        1,066,352
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative
              Minimum Tax)

         430 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00       Aaa          438,290
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.7%

       3,000 Louisiana Housing Finance Agency, GNMA Collateralized         9/05 at 103.00       AAA        3,130,290
              Mortgage Revenue Bonds, St. Dominic Assisted Care
              Facility, Series 1995, 6.950%, 9/01/36
-----------------------------------------------------------------------------------------------------------------------
             Materials - 2.9%

       1,000 DeSoto Parish, Louisiana, Environmental Improvement Revenue   6/05 at 102.00       BBB        1,037,110
              Refunding Bonds, International Paper Company Project,
              Series 1995B, 6.550%, 4/01/19 (Alternative Minimum Tax)

       1,250 DeSoto Parish, Louisiana, Environmental Improvement Revenue  11/08 at 101.00       BBB        1,262,763
              Bonds, International Paper Company Project, Series 1998A,
              5.600%, 11/01/22 (Alternative Minimum Tax)

       1,000 Natchitoches Parish, Louisiana, Solid Waste Disposal         12/04 at 101.00       BBB        1,008,920
              Revenue Bonds, Willamette Industries, Series 1993, 5.875%,
              12/01/23 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.4%

       1,000 New Orleans, Louisiana, General Obligation Bonds, Series        No Opt. Call       AAA        1,143,030
              1998, 5.500%, 12/01/21 - FGIC Insured

       2,000 New Orleans, Louisiana, General Obligation Refunding Bonds,     No Opt. Call       AAA        1,628,880
              Series 1991, 0.000%, 9/01/10 - AMBAC Insured

      13,875 Orleans Parish School Board, Louisiana, General Obligation      No Opt. Call       AAA        8,401,174
              Refunding Bonds, Series 1991, 0.000%, 2/01/15 - FGIC
              Insured

             Puerto Rico, General Obligation and Public Improvement
             Bonds, Series 2004A:
       1,400  5.250%, 7/01/22                                              7/14 at 100.00        A-        1,475,390
       1,500  5.250%, 7/01/23                                              7/14 at 100.00        A-        1,577,205

----
19

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.3%

             Ernest N. Morial-New Orleans Exhibition Hall Authority,
             Louisiana, Special Tax Revenue Bonds, Senior Subordinate
             Series 2003A:
   $     560  5.250%, 7/15/19 - AMBAC Insured                              7/13 at 100.00       AAA $        604,044
       1,000  5.250%, 7/15/22 - AMBAC Insured                                No Opt. Call       AAA        1,066,690

       2,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,       7/14 at 101.00       AAA        2,110,440
              Louisiana, Special Tax Revenue Bonds, Senior Subordinate
              Series 2004, 5.000%, 7/15/21 - AMBAC Insured

         335 Ernest N. Morial-New Orleans Exhibition Hall Authority,       7/06 at 101.00       AAA          352,738
              Louisiana, Special Tax Bonds, Series 1996C, 5.600%,
              7/15/25 - MBIA Insured

       1,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/11 at 100.00       AAA        1,037,350
              Special Sales Tax Revenue Bonds, Series 2001, 5.000%,
              12/01/22 - AMBAC Insured

       2,650 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/12 at 100.00       AAA        2,819,865
              Special Sales Tax Revenue Refunding Bonds, Series 2002,
              5.250%, 12/01/22 - AMBAC Insured

       5,250 Louisiana Local Government Environmental Facilities and         No Opt. Call       AAA        5,786,603
              Community Development Authority, Revenue Bonds, Capital
              Projects and Equipment Acquisition Program, Series 2000A,
              6.300%, 7/01/30 - AMBAC Insured****

             Louisiana State Office Facilities Corporation, Lease
             Revenue Bonds, State Capitol Complex Program, Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured                               3/09 at 101.00       AAA        1,080,790
       1,000  5.250%, 3/01/18 - MBIA Insured                               3/09 at 101.00       AAA        1,080,420

       1,000 Louisiana State Office Facilities Corporation, Lease         11/13 at 100.00       AAA        1,046,460
              Revenue Bonds, State Capitol Complex Program, Series 2003,
              5.000%, 11/01/21 - MBIA Insured

         650 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00       AAA          729,352
              Revenue Bonds, Series 2000B, 5.875%, 7/01/35 - MBIA Insured

         380 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB+          397,590
              Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

       1,000 University of Louisiana System, Lafayette City and Parish,    9/09 at 102.00       AAA        1,140,610
              Lease Revenue Bonds, Cajundome Convention Center, Series
              2000, 6.250%, 9/01/29 - MBIA Insured

       2,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB        2,863,500
              Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 2.3%

         505 New Orleans Aviation Board, Louisiana, Revenue Bonds,        10/07 at 102.00       AAA          517,428
              Series 1997B-1, 5.450%, 10/01/27 (Alternative Minimum Tax)
              - AMBAC Insured

       2,100 Shreveport, Louisiana, Airport System Revenue Bonds, Series   1/08 at 102.00       AAA        2,144,331
              1997A, 5.375%, 1/01/28 (Alternative Minimum Tax) - FSA
              Insured
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 8.4%

         705 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA          806,189
              Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
              (Pre-refunded to 7/01/10)

         520 Louisiana Public Facilities Authority, Hospital Revenue       5/05 at 100.00       AAA          615,082
              Refunding Bonds, Southern Baptist Hospital, Series 1986,
              8.000%, 5/15/12

       2,500 Louisiana Public Facilities Authority, Revenue Bonds,         1/05 at 101.00       AAA        2,537,950
              General Health Inc., Series 1994, 6.375%, 11/01/24
              (Pre-refunded to 1/03/05) - MBIA Insured

       3,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***        3,531,990
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

       1,000 Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00       AAA        1,094,280
              Obligation Bonds, Series 2000A, 5.500%, 10/01/20

         820 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00   BBB+***          923,591
              Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
              (Pre-refunded to 2/01/12)

         165 Shreveport Home Mortgage Authority, Louisiana, Single           No Opt. Call       Aaa          182,439
              Family Mortgage Revenue Bonds, Series 1979A, 6.750%,
              9/01/10

----
20

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Utilities - 10.3%

   $   1,165 Alexandria, Louisiana, Utilities Revenue Bonds, Series        5/14 at 102.00       AAA $      1,246,083
              2004, 5.000%, 5/01/20 - AMBAC Insured

       1,500 De Soto Parish, Louisiana, Pollution Control Revenue          9/09 at 102.00       AAA        1,675,034
              Refunding Bonds, Cleco Utility Group Inc. Project, Series
              1999, 5.875%, 9/01/29 - AMBAC Insured

       4,000 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00       AAA        4,346,200
              Bonds, Series 2004, 5.250%, 11/01/20 - MBIA Insured

       1,000 St. Charles Parish, Louisiana, Environmental Improvement      5/05 at 100.00        A-        1,001,180
              Revenue Bonds, Louisiana Power and Light Company, Series
              1993A, 6.200%, 5/01/23 (Alternative Minimum Tax)

       2,000 St. Charles Parish, Louisiana, Environmental Improvement      1/05 at 102.00        A-        2,068,600
              Revenue Bonds, Louisiana Power and Light Company, Series
              1994A, 6.875%, 7/01/24 (Alternative Minimum Tax)

       1,500 St. Charles Parish, Louisiana, Solid Waste Disposal Revenue  12/04 at 100.00        A-        1,506,134
              Bonds, Louisiana Power and Light Company, Series 1992A,
              7.000%, 12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.0%

       1,000 Terrebonne Parish Waterworks District 1, Louisiana, Water    11/13 at 101.00       AAA        1,092,510
              Revenue Bonds, Series 2003A, 5.250%, 11/01/18 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------------
   $ 115,295 Total Long-Term Investments (cost $109,870,820) - 99.9%                                     114,638,741
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                             95,221
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    114,733,962
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          ****The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
21

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

   $   3,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $      2,758,110
              Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.9%

       4,220 North Carolina Educational Facilities Finance Agency,        10/06 at 102.00       Aa1        4,463,747
              Revenue Refunding Bonds, Duke University, Series 1996B,
              5.000%, 10/01/17

       1,000 North Carolina Capital Facilities Financing Agency, Revenue   4/13 at 100.00       AAA        1,055,500
              Bonds, Johnson and Wales University, Series 2003A, 5.250%,
              4/01/23 - XLCA Insured

       2,000 North Carolina Capital Facilities Financing Agency, Revenue  10/11 at 100.00       AA+        2,019,840
              Bonds, Duke University, Series 2001A, 5.125%, 10/01/41

       1,000 North Carolina Education Assistance Authority, Subordinate    7/05 at 102.00        A2        1,030,090
              Lien Guaranteed Student Loan Revenue Bonds, Series 1995A,
              6.300%, 7/01/15 (Alternative Minimum Tax)

       1,025 University of North Carolina, Asheville, General Revenue      6/12 at 100.00       Aaa        1,100,143
              Refunding Bonds, Series 2002A, 5.000%, 6/01/15 - AMBAC
              Insured

             University of North Carolina, Chapel Hill, Utilities System
             Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                No Opt. Call       Aa1        2,530,720
       4,265  0.000%, 8/01/18                                                No Opt. Call       Aa1        2,278,278
       2,750  0.000%, 8/01/20                                                No Opt. Call       Aa1        1,311,805

       3,000 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00       AA+        3,155,730
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20

       1,710 University of North Carolina, Chapel Hill, System Net           No Opt. Call       AA+        1,887,395
              Revenue Bonds, Series 2002B, 5.000%, 12/01/11

       1,160 University of North Carolina System, Pooled Revenue          10/12 at 100.00       AAA        1,259,412
              Refunding Bonds, Series 2002A, 5.375%, 4/01/20 - AMBAC
              Insured

       1,035 University of North Carolina System, Pooled Revenue Bonds,   10/12 at 100.00       AAA        1,123,699
              Series 2002B, 5.375%, 4/01/20 - AMBAC Insured

         750 University of North Carolina System, Pooled Revenue Bonds,    4/14 at 100.00       Aaa          790,275
              Series 2004C, 5.000%, 4/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Energy - 0.7%

       1,500 Virgin Islands Public Finance Authority, Refinery Revenue     1/14 at 100.00      BBB-        1,602,075
              Bonds, Hovensa LLC, Series 2003, 6.125%, 7/01/22
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.5%

       5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/06 at 102.00        AA        5,789,520
              Healthcare System Revenue Refunding Bonds, Series 1996A,
              5.875%, 1/15/26

       3,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/07 at 102.00        AA        3,613,645
              Healthcare System Revenue Bonds, DBA Carolina Healthcare
              System, Series 1997A, 5.125%, 1/15/22

       4,000 Cumberland County, North Carolina, Hospital Facility         10/09 at 101.00        A-        4,032,840
              Revenue Bonds, Cumberland County Hospital System Inc.,
              Cape Fear Valley Health System, Series 1999, 5.250%,
              10/01/29

       1,055 North Carolina Medical Care Commission, Healthcare            1/12 at 100.00         A        1,125,907
              Facilities Revenue Bonds, Union Regional Medical Center,
              Series 2002A, 5.250%, 1/01/14

       1,750 North Carolina Medical Care Commission, Healthcare Revenue    5/07 at 100.00       AA-        1,778,893
              Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21

             North Carolina Medical Care Commission, Healthcare
             Facilities Revenue Bonds, Scotland Memorial Hospital,
             Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                             10/08 at 102.00        AA          670,963
       1,385  5.500%, 10/01/29 - RAAI Insured                             10/08 at 102.00        AA        1,409,418

       3,500 North Carolina Medical Care Commission, Hospital Revenue      6/09 at 102.00         A        3,747,345
              Bonds, Southeastern Regional Medical Center, Series 1999,
              6.250%, 6/01/29

       1,250 North Carolina Medical Care Commission, Revenue Bonds,       11/14 at 100.00       AA-        1,279,412
              Northeast Medical Center, Series 2004, 5.000%, 11/01/24

       4,000 North Carolina Medical Care Commission, Health System        10/11 at 101.00        AA        4,089,920
              Revenue Bonds, Mission-St. Joseph's Health System, Series
              2001, 5.250%, 10/01/31

----
22

   Principal                                                                 Optional Call                     Market
Amount (000) Description                                                       Provisions* Ratings**            Value
------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 11.7%

   $   6,335 North Carolina Housing Finance Agency, Home Ownership          7/09 at 100.00        AA $      6,457,519
              Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%,
              7/01/30 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency, Single Family
             Revenue Bonds, Series 1994Y:
         830  6.300%, 9/01/15                                               3/05 at 102.00        AA          847,596
         745  6.350%, 3/01/18                                               3/05 at 102.00        AA          760,749

       2,580 North Carolina Housing Finance Agency, Home Ownership          7/09 at 100.00        AA        2,672,545
              Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%,
              1/01/29 (Alternative Minimum Tax)

         760 North Carolina Housing Finance Agency, Single Family           3/05 at 102.00        AA          777,222
              Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative
              Minimum Tax)

       1,610 North Carolina Housing Finance Agency, Single Family           3/05 at 102.00        AA        1,638,626
              Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative
              Minimum Tax)

       2,490 North Carolina Housing Finance Agency, Single Family           3/06 at 102.00        AA        2,568,510
              Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative
              Minimum Tax)

       1,320 North Carolina Housing Finance Agency, Home Ownership          7/10 at 100.00       AAA        1,335,589
              Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%,
              7/01/32 (Alternative Minimum Tax) - AMBAC Insured

       1,980 North Carolina Housing Finance Agency, Single Family           3/07 at 101.50        AA        2,033,440
              Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative
              Minimum Tax)

       1,450 North Carolina Housing Finance Agency, Single Family           3/08 at 101.00        AA        1,495,226
              Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative
              Minimum Tax)

       1,245 North Carolina Housing Finance Agency, Home Ownership          1/09 at 101.00        AA        1,255,284
              Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%,
              7/01/26 (Alternative Minimum Tax)

       3,825 North Carolina Housing Finance Agency, Home Ownership          1/09 at 100.00        AA        3,863,824
              Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%,
              7/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.9%

       2,000 North Carolina Capital Facilities Financing Agency, Exempt       No Opt. Call       BBB        2,014,080
              Facilities Revenue Bonds, Waste Management Inc., Series
              2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory
              put 8/01/07)
------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.5%

       1,000 North Carolina Medical Care Commission, First Mortgage        11/14 at 100.00       N/R          993,550
              Revenue Bonds, Deerfield Episcopal Retirement Community
              Inc., Series 2004A, 5.000%, 11/01/23
------------------------------------------------------------------------------------------------------------------------
             Materials - 4.3%

       3,100 Haywood County Industrial Facilities and Pollution Control     3/06 at 102.00      Baa2        3,239,066
              Financing Authority, North Carolina, Pollution Control
              Revenue Refunding Bonds, Champion International
              Corporation Project, Series 1995, 6.000%, 3/01/20

       6,000 Martin County Industrial Facilities and Pollution Control      5/05 at 101.00       BBB        6,147,120
              Financing Authority, North Carolina, Solid Waste Disposal
              Revenue Bonds, Weyerhaeuser Company, Series 1994, 6.800%,
              5/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.0%

       2,340 Charlotte, North Carolina, General Obligation Bonds, Series    7/12 at 100.00       AAA        2,428,873
              2002A, 5.000%, 7/01/24

       1,875 Cumberland County, North Carolina, General Obligation          2/12 at 101.00       AA-        1,971,750
              School Bonds, Series 2002, 5.000%, 2/01/21

       2,000 North Carolina, General Obligation Bonds, Series 2004A,        3/14 at 100.00       AAA        2,109,720
              5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 23.4%

         500 Asheville, North Carolina, Certificates of Participation,      2/05 at 100.00        A1          501,730
              Series 1992, 6.500%, 2/01/08

             Cabarrus County, North Carolina, Certificates of
             Participation, Series 2002:
       1,330  5.250%, 2/01/19                                               2/13 at 100.00       AA-        1,425,175
       3,990  5.000%, 2/01/22                                               2/13 at 100.00       AA-        4,140,064

       3,000 Charlotte, North Carolina, Certificates of Participation,    12/10 at 101.000       AA+        3,237,690
              Convention Facilities Project, Series 2000B, 5.500%,
              12/01/25

----
23

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $   1,975 Charlotte, North Carolina, Certificates of Participation,     6/10 at 101.00       AA+ $      2,129,208
              Public Safety Facilities Project, Series 2000D, 5.500%,
              6/01/25

       1,400 Charlotte, North Carolina, Certificates of Participation,     6/13 at 100.00       AA+        1,481,606
              Governmental Facilities Projects, Series 2003G, 5.375%,
              6/01/26

       1,750 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,     6/12 at 101.00       AA+        1,794,468
              Series 2002, 5.000%, 6/01/25

       2,255 Dare County, North Carolina, Certificates of Participation,  12/12 at 100.00       AAA        2,448,817
              Series 2002, 5.250%, 6/01/16 - AMBAC Insured

         600 Durham, North Carolina, Certificates of Participation,        6/05 at 102.00       AA+          621,942
              Series 1995, 5.800%, 6/01/15

       2,000 Hartnett County, North Carolina, Certificates of             12/12 at 101.00       AAA        2,097,420
              Participation, Series 2002, 5.125%, 12/01/23 - FSA Insured

       1,820 Iredell County, North Carolina, Certificates of              10/13 at 100.00       Aaa        1,963,234
              Participation, Public Facilities Project, Series
              2003, 5.250%, 10/01/18 - AMBAC Insured

             Lee County, North Carolina, Certificates of Participation,
             Public Schools and Community College, Series 2004:
       1,715  5.250%, 4/01/19 - FSA Insured                                4/14 at 100.00       AAA        1,854,858
       1,715  5.250%, 4/01/21 - FSA Insured                                4/14 at 100.00       AAA        1,841,138
         715  5.250%, 4/01/22 - FSA Insured                                4/14 at 100.00       AAA          764,185

             North Carolina Infrastructure Finance Corporation,
             Certificates of Participation, Correctional Facilities,
             Series 2004A:
       2,250  5.000%, 2/01/21                                              2/14 at 100.00       AA+        2,346,503
       1,000  5.000%, 2/01/22                                              2/14 at 100.00       AA+        1,036,790

       3,000 North Carolina Infrastructure Finance Corporation, Lease     11/14 at 100.00       AA+        3,138,300
              Purchase Revenue Bonds, North Carolina Facilities Project,
              Series 2004, 5.000%, 11/01/21

       1,290 North Carolina, Certificates of Participation, Series 2003,   6/13 at 100.00       AA+        1,358,189
              5.250%, 6/01/22

       2,500 North Carolina, Certificates of Participation, Repair and     6/14 at 100.00       AA+        2,636,325
              Renovation Project, Series 2004B, 5.000%, 6/01/20

             Pitt County, North Carolina, Certificates of Participation,
             School Facilities Project, Series 2004B:
       1,415  5.000%, 4/01/20 - AMBAC Insured                              4/14 at 100.00       AAA        1,493,207
       1,415  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00       AAA        1,485,425
       1,415  5.000%, 4/01/22 - AMBAC Insured                              4/14 at 100.00       AAA        1,476,595

             Ramseur, North Carolina, General Obligation Water Refunding
             Bonds, Series 1997:
         120  5.750%, 6/01/18                                              6/07 at 102.00       N/R          126,113
         125  5.750%, 6/01/19                                              6/07 at 102.00       N/R          131,062
         125  5.750%, 6/01/20                                              6/07 at 102.00       N/R          130,820
         130  5.750%, 6/01/21                                              6/07 at 102.00       N/R          135,738
         105  5.750%, 6/01/22                                              6/07 at 102.00       N/R          109,457

             Randolph County, North Carolina, Certificates of
             Participation, Series 2004:
       1,890  5.000%, 6/01/14 - FSA Insured                                  No Opt. Call       AAA        2,063,653
       1,330  5.000%, 6/01/19 - FSA Insured                                6/14 at 102.00       AAA        1,421,890
       1,000  5.000%, 6/01/20 - FSA Insured                                6/14 at 102.00       AAA        1,063,460

       1,000 Rutherford County, North Carolina, Certificates of            9/12 at 101.00       AAA        1,045,720
              Participation, Series 2002, 5.000%, 9/01/21 - AMBAC Insured

         665 Union County, North Carolina, Certificates of                   No Opt. Call       AAA          724,105
              Participation, Series 2003, 5.000%, 6/01/11 - AMBAC Insured

       1,000 Wilmington, North Carolina, Certificates of Participation,    9/14 at 100.00       Aaa        1,065,520
              Series 2004, 5.250%, 9/01/24 - AMBAC Insured

       2,350 Winston-Salem, North Carolina, Certificates of                6/11 at 101.00       AA+        2,466,419
              Participation, Series 2001A, 5.000%, 6/01/20
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 6.3%

       6,000 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/09 at 101.00       AAA        6,483,060
              1999B, 6.000%, 7/01/28 (Alternative Minimum Tax) - MBIA
              Insured

         900 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/14 at 100.00       AAA          954,576
              2004A, 5.250%, 7/01/24 - MBIA Insured

----
24

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

   $     710 Piedmont Triad Airport Authority, North Carolina, Airport     7/09 at 101.00       AAA $        783,961
              Revenue Bonds, Series 1999B, 6.000%, 7/01/21 (Alternative
              Minimum Tax) - FSA Insured

       2,750 Piedmont Triad Airport Authority, North Carolina, Airport     7/11 at 101.00       AAA        2,985,703
              Revenue Bonds, Series 2001A, 5.250%, 7/01/15 - FSA Insured

       2,445 Raleigh Durham Airport Authority, North Carolina, Airport     5/11 at 101.00       Aaa        2,612,482
              Revenue Bonds, Series 2001A, 5.250%, 11/01/19 - FGIC
              Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 9.4%

          95 Asheville Housing Development Corporation, North Carolina,   11/09 at 100.00    N/R***          112,093
              First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11
              (Pre-refunded to 11/01/09)

       1,000 Charlotte, North Carolina, General Obligation Water and       4/05 at 102.00       AAA        1,031,380
              Sewer Bonds, Series 1995, 5.400%, 4/01/20 (Pre-refunded to
              4/01/05)

       1,830 Charlotte, North Carolina, General Obligation Water and       4/05 at 102.00       AAA        1,887,425
              Sewer Bonds, Series 1995A, 5.400%, 4/01/20 (Pre-refunded
              to 4/01/05)

       4,500 Charlotte, North Carolina, Water and Sewer System Revenue     6/10 at 101.00       AAA        5,029,335
              Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded to
              6/01/10)

       1,845 Fayetteville Public Works Commission, North Carolina,         3/05 at 102.00       AAA        1,896,974
              Revenue Bonds, Series 1995A, 5.250%, 3/01/16 (Pre-refunded to 3/01/05) - AMBAC Insured

         995 North Carolina Eastern Municipal Power Agency, Power System   1/05 at 100.00       AAA        1,245,899
              Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18

          20 North Carolina Medical Care Commission, Hospital Revenue        No Opt. Call       AAA           22,177
              Bonds, Memorial Mission Hospital, Series 1979A, 7.625%,
              10/01/08

             Pitt County, North Carolina, Certificates of Participation,
             Public Facilities Project, Series 1997A:
       1,250  5.550%, 4/01/12 (Pre-refunded to 4/01/07) - MBIA Insured     4/07 at 102.00       AAA        1,365,087
       1,000  5.850%, 4/01/17 (Pre-refunded to 4/01/07) - MBIA Insured     4/07 at 102.00       AAA        1,098,760

         870 Shelby, North Carolina, Combined Enterprise System Revenue    5/05 at 102.00     A-***          899,919
              Bonds, Series 1995A, 5.500%, 5/01/17 (Pre-refunded to
              5/01/05)

       5,750 University of North Carolina, Chapel Hill, Revenue Bonds,     2/06 at 102.00    AA-***        6,070,505
              Hospital System, Series 1996, 5.250%, 2/15/26
              (Pre-refunded to 2/15/06)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 10.7%

             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Refunding Bonds, Series 1993B:
       1,540  5.500%, 1/01/17 - FGIC Insured                               1/05 at 100.00       AAA        1,543,665
       5,300  6.000%, 1/01/18 - AMBAC Insured                                No Opt. Call       AAA        6,249,760

       5,000 North Carolina Eastern Municipal Power Agency, Power System   1/10 at 101.00       BBB        5,523,200
              Revenue Bonds, Series 1999D, 6.750%, 1/01/26

       4,165 North Carolina Municipal Power Agency 1, Catawba Electric     1/10 at 101.00      BBB+        4,697,370
              Revenue Bonds, Series 1999B, 6.500%, 1/01/20

       2,000 North Carolina Municipal Power Agency 1, Catawba Electric     1/13 at 100.00       AAA        2,179,120
              Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC
              Insured

             Shelby, North Carolina, Combined Enterprise System Revenue
             Bonds, Series 2004:
       1,035  5.000%, 5/01/20 - XLCA Insured                               5/14 at 100.00       AAA        1,092,649
         610  5.000%, 5/01/24 - XLCA Insured                               5/14 at 100.00       AAA          631,051

       1,500 Wake County Industrial Facilities and Pollution Control       2/12 at 101.00        A3        1,602,360
              Financing Authority, North Carolina, Revenue Refunding
              Bonds, Carolina Power and Light Company, Series 2002,
              5.375%, 2/01/17
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.4%

       1,280 Brunswick County, North Carolina, Enterprise System Revenue   4/14 at 100.00       AAA        1,371,098
              Bonds, Series 2004A, 5.250%, 4/01/23 - FSA Insured

       2,000 Charlotte, North Carolina, Water and Sewer System Revenue     6/11 at 101.00       AAA        2,072,140
              Bonds, Series 2001, 5.125%, 6/01/26

----
25

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                               Optional Call                     Market
Amount (000) Description                                                     Provisions* Ratings**            Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

             Onslow County, North Carolina, Combined Enterprise System
             Revenue Bonds, Series 2004B:
   $     515  5.000%, 6/01/23 (WI, settling 12/06/04) - XLCA Insured      6/14 at 100.00       AAA $        535,744
       1,030  5.000%, 6/01/24 (WI, settling 12/06/04) - XLCA Insured      6/14 at 100.00       AAA        1,067,451

       1,000 Orange Water and Sewerage Authority, North Carolina, Water   7/14 at 100.00       AA+        1,088,300
              and Sewerage System Revenue Bonds, Series 2004A, 5.250%,
              7/01/20

       1,330 Union County, North Carolina, Enterprise System Revenue      6/13 at 100.00       AAA        1,350,708
              Bonds, Series 2003A, 5.000%, 6/01/29 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
   $ 211,620 Total Long-Term Investments (cost $206,696,752) - 99.0%                                    217,755,749
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.6%
       1,250 Puerto Rico Government Development Bank, Adjustable                               A-1        1,250,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580%, 12/01/15 - MBIA Insured+
-------------------------------------------------------------------------------------------------------------------
   $   1,250 Total Short-Term Investments (cost $1,250,000)                                               1,250,000
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $207,946,752) - 99.6%                                              219,005,749
             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.4%                                                           779,682
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    219,785,431
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
             +Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
26

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call
Amount (000) Description                                                      Provisions* Ratings**     Market Value
-----------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 2.1%

   $   7,000 Maury County Industrial Development Board, Tennessee,         3/05 at 102.00      Baa2 $      7,192,640
              Multi-Modal Interchangeable Rate Pollution Control Revenue
              Refunding Bonds, Saturn Corporation, Series 1994, 6.500%,
              9/01/24
-----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

       1,245 South Fulton Industrial Development Board, Tennessee,        10/05 at 102.00      Baa3        1,302,805
              Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%,
              10/01/20 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.3%

             Tennessee State School Bond Authority, Higher Educational
             Facilities Second Program Bonds, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured                                5/12 at 100.00       AAA        2,259,453
       2,000  5.125%, 5/01/27 - FSA Insured                                5/12 at 100.00       AAA        2,061,240
-----------------------------------------------------------------------------------------------------------------------
             Energy - 1.3%

       4,000 Maury County Industrial Development Board, Tennessee, Solid   8/10 at 100.00      BBB+        4,215,920
              Waste Disposal Revenue Bonds, Occidental Petroleum
              Company, Series 2000B, 6.300%, 8/01/18
-----------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.6%

       3,060 Blount County, Tennessee, Hospital Revenue Improvement        7/08 at 100.00      Baa1        3,044,333
              Bonds, Blount Memorial Hospital, Series 1998B, 5.125%,
              7/01/19

       7,465 Bristol Health and Educational Facilities Board, Tennessee,     No Opt. Call       AAA        8,778,243
              Hospital Revenue Refunding Bonds, Bristol Memorial
              Hospital, Series 1993, 6.750%, 9/01/10 - FGIC Insured

       4,030 Jackson, Tennessee, Hospital Revenue Refunding and            4/05 at 102.00       AAA        4,149,852
              Improvement Bonds, Jackson-Madison County General Hospital
              Project, Series 1995, 5.625%, 4/01/15 - AMBAC Insured

       1,000 Knox County Health, Educational and Housing Facilities          No Opt. Call       AAA        1,169,150
              Board, Tennessee, Hospital Revenue Bonds, Fort Sanders
              Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       3,675 Knox County Health, Educational and Housing Facilities        4/12 at 101.00      Baa3        3,699,990
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc. Series 2002, 6.375%, 4/15/22

       6,795 Knox County Health, Educational and Housing Facilities        4/09 at 101.00      Baa1        6,906,506
              Board, Tennessee, Revenue Bonds, University Health System,
              Inc., Series 1999, 5.625%, 4/01/29

       4,000 Metropolitan Government of Nashville-Davidson County Health  11/10 at 101.00         A        4,326,560
              and Educational Facilities Board, Tennessee, Adventist
              Health System/Sunbelt Obligated Group, Series 2000,
              6.600%, 11/15/30

             Montgomery County Health, Educational and Housing Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Clarksville Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18                                              1/08 at 101.00      Baa2        1,522,905
       7,500  5.375%, 1/01/28                                              1/08 at 101.00      Baa2        7,310,925

       5,200 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00        AA        5,316,844
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research, Series 1999, 5.375%, 7/01/29

       3,750 Sullivan County Health, Educational, and Housing Facilities   9/12 at 101.00      BBB+        3,938,925
              Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
              System, Series 2002, 6.250%, 9/01/22

             Sullivan County Health, Educational, and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2003:
       2,000  5.000%, 9/01/15 - RAAI Insured                               9/13 at 100.00        AA        2,108,560
       3,500  5.000%, 9/01/18 - RAAI Insured                               9/13 at 100.00        AA        3,625,230
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.6%

             Chattanooga Health, Educational and Housing Facilities
             Board, Tennessee, GNMA Collateralized Housing Revenue
             Bonds, Rainbow Creek Apartments Project, Series 1999:
         445  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00       AAA          474,868
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00       AAA        4,137,246

       3,500 Franklin Industrial Development Board, Tennessee, Senior     10/06 at 102.00       AAA        3,630,585
              Multifamily Housing Revenue Bonds, Landings Apartments
              Project, Series 1996A, 6.000%, 10/01/26 - FSA Insured

             Metropolitan Government of Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, FHA-Insured
             Housing Revenue Bonds, Herman Street Apartments, Series
             1992:
         250  7.000%, 6/01/17                                             12/04 at 101.00       AAA          252,775
         495  7.250%, 6/01/32                                             12/04 at 101.00       AAA          499,336

----
27

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call
Amount (000) Description                                                      Provisions* Ratings**     Market Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $   3,485 Metropolitan Government of Nashville-Davidson County Health   3/10 at 102.00       Aaa $      3,580,524
              and Educational Facilities Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Bonds,
              Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative
              Minimum Tax)

       2,720 Metropolitan Government of Nashville-Davidson County          1/10 at 102.00       Aaa        2,829,453
              Industrial Development Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Refunding
              Bonds, Valley Forge Apartments, Series 2000A, 6.375%,
              1/20/31
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.2%

          90 Hamilton County, Tennessee, Single Family Mortgage Revenue    3/05 at 100.00       AAA           90,244
              Bonds, Home Purchase and Rehabilitation Program, Series
              1990, 8.000%, 9/01/23 (Alternative Minimum Tax)

       1,670 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00        AA        1,683,143
              Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative
              Minimum Tax)

         485 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00        AA          491,969
              Bonds, Series 1996-3A, 5.850%, 7/01/17 (Alternative
              Minimum Tax)

       4,445 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA        4,496,962
              Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum
              Tax)

       6,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA        6,865,691
              Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23
              (Alternative Minimum Tax)

       1,940 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA        2,043,189
              Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum
              Tax)

       2,000 Tennessee Housing Development Agency, Homeownership Program   7/13 at 100.00        AA        2,090,200
              Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum
              Tax)

       6,205 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00       AAA        6,341,510
              Bonds, Series 2002A, 5.400%, 7/01/32 (Alternative Minimum
              Tax) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,590 Metropolitan Government of Nashville-Davidson County Health   2/08 at 102.00        AA        2,706,213
              and Educational Facilities Board, Tennessee, Health
              Facility Revenue Bonds, Richland Place Inc., Series 1998,
              5.500%, 5/01/23 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
             Materials - 4.6%

       3,000 Chattanooga Industrial Development Board, Tennessee,          1/05 at 102.50      A-1+        3,079,950
              Pollution Control Revenue Bonds, E.I. du Pont de Nemours &
              Company, Series 1982A, 6.350%, 7/01/22

      12,000 Humphreys County Industrial Development Board, Tennessee,     5/05 at 101.00       AA-       12,275,160
              Solid Waste Disposal Facility Bonds, E.I. du Pont de
              Nemours and Company Project, Series 1994, 6.700%,
              5/01/24 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.1%

             Dickson County, Tennessee, General Obligation Refunding
             Bonds, Series 2002:
       2,250  5.000%, 3/01/17 - FGIC Insured                               3/13 at 102.00       Aaa        2,434,995
       1,000  5.000%, 3/01/19 - FGIC Insured                               3/13 at 102.00       Aaa        1,072,710

       6,070 Knoxville, Tennessee, General Obligation Bonds, Series        5/12 at 100.00        AA        6,203,722
              2002A, 5.000%, 5/01/25

       1,000 Lincoln County, Tennessee, General Obligation Refunding         No Opt. Call       Aaa        1,125,410
              Bonds, Series 2001, 5.250%, 4/01/19 - FGIC Insured

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00       Aaa        1,026,960
              Bonds, Series 2001, 5.000%, 4/01/24 - AMBAC Insured

       1,000 Memphis, Tennessee, General Improvement Bonds, Series        10/07 at 101.00        AA        1,052,120
              1999A, 5.000%, 10/01/19

       3,100 Memphis, Tennessee, General Improvement Bonds, Series 2002,  11/10 at 101.00        AA        3,308,289
             5.250%, 11/01/22

             Memphis, Tennessee, General Obligation Bonds, Series 2003:
       2,005  5.000%, 5/01/16                                              5/11 at 101.00        AA        2,138,292
       4,655  5.000%, 5/01/20                                              5/11 at 101.00        AA        4,894,127

       3,450 Metropolitan Government of Nashville-Davidson County,         6/14 at 100.00        AA        3,829,914
              Tennessee, General Obligation Bonds, Series 2004, 5.250%,
              6/01/15

       6,000 Metropolitan Government of Nashville-Davidson County,         5/07 at 102.00        AA        6,139,860
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                      Provisions* Ratings**     Market Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Metropolitan Government of Nashville-Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series 2001-II-R52:
   $   2,350  12.886%, 10/15/17 (IF)                                      10/11 at 100.00       AA- $      3,136,827
       2,480  12.123%, 10/15/18 (IF)                                      10/11 at 100.00       AA-        3,108,283

       2,600 Montgomery County, Tennessee, General Obligation Bonds,       5/14 at 102.00       Aaa        2,858,076
              Series 2004, 5.000%, 5/01/15 - FGIC Insured

       1,120 Overton County, Tennessee, General Obligation Bonds, Series     No Opt. Call       Aaa        1,224,563
              2004, 5.000%, 4/01/14 - MBIA Insured

             Putnam County, Tennessee, General Obligation School
             Refunding Bonds, Series 2001:
       1,000  5.250%, 4/01/18 - FGIC Insured                                 No Opt. Call       Aaa        1,121,010
       2,960  5.250%, 4/01/19 - FGIC Insured                                 No Opt. Call       Aaa        3,317,509
       2,645  5.250%, 4/01/20 - FGIC Insured                                 No Opt. Call       Aaa        2,961,316

       1,205 Roane County, Tennessee, General Obligation Rural School      5/14 at 100.00       Aaa        1,303,183
              Bonds, Series 2004, 5.000%, 5/01/16 - MBIA Insured

         750 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00       AA+          766,417
              Bonds, Series 1995A, 5.625%, 4/01/14

       1,750 Sullivan County, Tennessee, General Obligation Bonds,         5/15 at 102.00       Aaa        1,915,428
              Series 2004, 5.000%, 5/01/17 - AMBAC Insured

       1,000 Williamson County, Tennessee, General Obligation Bonds,       3/13 at 102.00       Aa1        1,082,220
              Rural School, Series 2002, 5.000%, 3/01/17

       1,435 Williamson County, Tennessee, General Obligation Bonds,         No Opt. Call       Aa1        1,571,999
              Rural School, Series 2004, 5.000%, 4/01/18
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.4%

       5,000 Chattanooga Industrial Development Board, Tennessee, Lease   10/10 at 100.00       AAA        5,425,100
              Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 -
              AMBAC Insured

       1,790 Coffee County Public Building Authority, Manchester,          6/13 at 100.00       Aaa        1,957,150
              Tennessee, General Obligation Local Government Improvement
              Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 - AMBAC Insured

      10,000 Memphis-Shelby County Sports Authority, Tennessee, Revenue   11/12 at 100.00       AAA       10,258,700
              Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 -
              AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County Health   6/09 at 100.00       AAA        4,066,040
              and Educational Facilities Board, Tennessee, Revenue
              Refunding and Improvement Bonds, Meharry Medical College,
              Series 1996, 5.000%, 12/01/24 - AMBAC Insured

       3,080 Metropolitan Government of Nashville-Davidson County,         7/14 at 100.00       AAA        3,309,183
              Tennessee, Public Improvement Revenue Bonds, Stadium
              Project, Series 2004, 5.000%, 7/01/17 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%
       2,700  Fayetteville, Tennessee, Broadband Telecommunications        4/08 at 101.00       N/R        2,681,586
              Network Revenue Bonds, Series 2000, 6.500%, 4/01/20
--------------------------------------------------------------------------------------------------------------------
             Transportation - 3.9%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
             Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA        4,360,200
       1,640  6.125%, 3/01/25 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA        1,799,998

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA        3,996,227
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative
              Minimum Tax) - FSA Insured

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA        2,920,794
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 13.1%

       1,520 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       AAA          921,622
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured

       1,000 Hamilton County, Tennessee, General Obligation Bonds,         2/05 at 102.00    Aa1***        1,027,160
              Series 1995, 6.250%, 2/01/20 (Pre-refunded to 2/01/05)

       4,000 Johnson City, Tennessee, Unlimited Tax and School Sales Tax   5/06 at 100.00       AAA        4,250,560
              Revenue Bonds, Series 1994, 6.700%, 5/01/21 (Pre-refunded
              to 5/01/06) - AMBAC Insured

----
29

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call
Amount (000) Description                                                      Provisions* Ratings**     Market Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

             Johnson City Health and Educational Facilities Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Johnson City Medical Center, Series 1998C:
   $   7,795  5.125%, 7/01/23 - MBIA Insured                               1/09 at 101.00       AAA $      8,262,856
       2,265  5.125%, 7/01/25 - MBIA Insured                               1/09 at 101.00       AAA        2,400,945
       8,930  5.250%, 7/01/28 - MBIA Insured                               1/09 at 101.00       AAA        9,443,029

      18,670 Metropolitan Government of Nashville-Davidson County Health     No Opt. Call       Aaa        8,264,089
              and Educational Facilities Board, Tennessee, Subordinate
              Lien Revenue Bonds, Volunteer Healthcare Systems Inc.,
              Series 1988, 0.000%, 6/01/21

       1,035 Metropolitan Government of Nashville-Davidson County Health  10/07 at 105.00    N/R***        1,247,931
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%,
              10/01/22 (Pre-refunded to 10/01/07)

       3,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00       AAA        3,439,860
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County,         7/06 at 101.00       AAA        4,259,040
              Tennessee, Public Improvement Revenue Bonds, Stadium
              Project, Series 1996, 5.750%, 7/01/26 (Pre-refunded to
              7/01/06) - AMBAC Insured

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA          291,528
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

         250 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00    AA+***          255,540
              Bonds, Series 1995A, 5.625%, 4/01/14 (Pre-refunded to
              4/01/05)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 11.6%

       7,500 Clarksville, Tennessee, Water, Sewer and Gas Revenue          2/11 at 100.00       Aaa        7,750,575
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

       1,830 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       Aaa        2,032,727
              Refunding Bonds, Series 2002, 5.250%, 2/01/17 - FSA Insured

       1,100 Dickson, Tennessee, Electric System Revenue Bonds, Series     9/12 at 102.00       Aaa        1,192,202
              2002, 5.000%, 9/01/16 - FSA Insured

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20                                              7/10 at 100.00        AA        1,066,970
       3,000  5.125%, 7/01/27                                              7/10 at 100.00        AA        3,062,910

             Memphis, Tennessee, Subordinate Lien Electric System
             Revenue Bonds, Series 2003A:
       2,000  5.000%, 12/01/14 - MBIA Insured                             12/13 at 100.00       AAA        2,174,700
       2,855  5.000%, 12/01/17 - MBIA Insured                             12/13 at 100.00       AAA        3,041,289

       7,800 Metropolitan Government of Nashville-Davidson County,           No Opt. Call       AAA        6,128,226
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

       3,000 Metropolitan Government of Nashville-Davidson County,         5/08 at 102.00        AA        3,168,150
              Tennessee, Electric System Revenue Bonds, Series 1998A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville-Davidson County,         5/11 at 100.00        AA        9,240,480
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.2%

       1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00       Aaa        1,054,380
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

             Harpeth Valley Utility District, Davidson and Williamson
             Counties, Tennessee, Revenue Bonds, Utility Improvements,
             Series 2004:
       1,175  5.000%, 9/01/19 - MBIA Insured                               9/14 at 100.00       Aaa        1,252,903
       1,225  5.000%, 9/01/20 - MBIA Insured                               9/14 at 100.00       Aaa        1,300,166

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00       AAA        3,151,590
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       5,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00        AA        5,222,000
              Series 2002, 5.000%, 10/01/21

       1,000 Milcrofton Utility District, Williamson County, Tennessee,    2/06 at 102.00       N/R          987,020
              Junior Lien Waterworks Revenue Refunding Bonds, Series
              1996, 6.000%, 2/01/24

----
30

   Principal                                                                Optional Call
Amount (000) Description                                                      Provisions* Ratings**     Market Value
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

             Rutherford County Consolidated Utility District, Tennessee,
             Waterworks Revenue Bonds, Series 2004:
   $   1,295  5.000%, 2/01/20 - MBIA Insured                               2/14 at 102.00       Aaa $      1,377,621
       1,300  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00       Aaa        1,365,234

       1,220 South Blount County Utility District, Tennessee, Waterworks  12/12 at 100.00       Aaa        1,299,837
              Revenue Bonds, Series 2002, 5.000%, 12/01/17 - FGIC Insured

       2,000 White House Utility District, Robertson and Sumner            1/11 at 100.00       Aaa        2,056,060
              Counties, Tennessee, Water and Sewerage Revenue Refunding
              Bonds, Series 2001, 5.125%, 1/01/26 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,      3/08 at 102.00      Baa1        1,606,050
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
--------------------------------------------------------------------------------------------------------------------
   $ 328,955 Total Long-Term Investments (cost $317,116,648) - 99.0%                                     332,462,557
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                          3,409,941
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    335,872,498
             -------------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
31

Statement of Assets and Liabilities (Unaudited)
November 30, 2004

                                               Georgia     Louisiana North Carolina      Tennessee
--------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $149,469,123,
 $109,870,820, $207,946,752 and
 $317,116,648, respectively)             $157,186,171  $114,638,741    $219,005,749  $332,462,557
Cash                                               --       918,891         255,529       658,791
Receivables:
 Interest                                   2,601,368     1,727,322       3,639,782     4,055,058
 Investments sold                           1,825,000       720,000       3,315,000            --
 Shares sold                                   52,298         9,250         168,426       308,712
Other assets                                      364           267             558        20,045
--------------------------------------------------------------------------------------------------
   Total assets                           161,665,201   118,014,471     226,385,044   337,505,163
--------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                              1,942,297            --              --            --
Payables:
 Investments purchased                             --     2,747,293       5,480,289            --
 Shares redeemed                               23,411           407         155,280       113,365
Accrued expenses:
 Management fees                               71,145        51,540          97,604       147,859
 12b-1 distribution and service fees           47,936        36,519          60,604        88,019
 Other                                         49,844        35,488          58,691       103,546
Dividends payable                             547,402       409,262         747,145     1,179,876
--------------------------------------------------------------------------------------------------
   Total liabilities                        2,682,035     3,280,509       6,599,613     1,632,665
--------------------------------------------------------------------------------------------------
Net assets                               $158,983,166  $114,733,962    $219,785,431  $335,872,498
--------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $113,758,241  $ 82,361,216    $169,697,248  $270,327,807
Shares outstanding                         10,282,694     7,280,703      16,084,825    23,781,400
Net asset value per share                $      11.06  $      11.31    $      10.55  $      11.37
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      11.54  $      11.81    $      11.01  $      11.87
--------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 16,967,331  $ 18,048,847    $ 21,131,623  $ 21,415,671
Shares outstanding                          1,530,242     1,596,631       1,999,996     1,881,816
Net asset value and offering price per
 share                                   $      11.09  $      11.30    $      10.57  $      11.38
--------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 25,170,281  $ 14,053,168    $ 25,767,993  $ 42,170,891
Shares outstanding                          2,280,552     1,244,855       2,443,374     3,708,967
Net asset value and offering price per
 share                                   $      11.04  $      11.29    $      10.55  $      11.37
--------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  3,087,313  $    270,731    $  3,188,567  $  1,958,129
Shares outstanding                            279,660        23,817         301,670       172,248
Net asset value and offering price per
 share                                   $      11.04  $      11.37    $      10.57  $      11.37
--------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------
Capital paid-in                          $151,211,704  $110,133,936    $208,711,015  $320,169,382
Undistributed (Over-distribution of)
 net investment income                       (106,631)     (109,432)       (107,236)     (275,900)
Accumulated net realized gain (loss)
 from investments                             161,045       (58,463)        122,655       633,107
Net unrealized appreciation of
 investments                                7,717,048     4,767,921      11,058,997    15,345,909
--------------------------------------------------------------------------------------------------
Net assets                               $158,983,166  $114,733,962    $219,785,431  $335,872,498
--------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
32

Statement of Operations (Unaudited)
Six Months Ended November 30, 2004

                                             Georgia   Louisiana North Carolina     Tennessee
---------------------------------------------------------------------------------------------
Investment Income                        $4,096,553  $3,010,082      $5,569,431  $ 8,700,291
---------------------------------------------------------------------------------------------
Expenses
Management fees                             431,262     312,602         591,793      903,304
12b-1 service fees - Class A                113,488      81,863         168,755      271,644
12b-1 distribution and service fees -
 Class B                                     82,787      87,556         101,575      103,271
12b-1 distribution and service fees -
 Class C                                     93,116      52,436          96,857      158,577
Shareholders' servicing agent fees and
 expenses                                    40,990      26,831          54,323       77,609
Custodian's fees and expenses                26,849      24,898          36,145       43,301
Trustees' fees and expenses                   1,843       1,844           2,641        3,554
Professional fees                             6,437       5,279           7,510       10,548
Shareholders' reports - printing and
 mailing expenses                            11,668       7,746          14,093       19,603
Federal and state registration fees           2,250       1,862           1,877        3,436
Other expenses                                2,477       1,934           3,285        5,086
---------------------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                     813,167     604,851       1,078,854    1,599,933
 Custodian fee credit                        (6,662)     (4,420)         (6,170)      (5,809)
---------------------------------------------------------------------------------------------
Net expenses                                806,505     600,431       1,072,684    1,594,124
---------------------------------------------------------------------------------------------
Net investment income                     3,290,048   2,409,651       4,496,747    7,106,167
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain from
 Investments
Net realized gain from investments          349,144     659,260         261,697      557,495
Net change in unrealized appreciation
 (depreciation) of investments            2,905,031   1,427,141       3,493,967    5,921,761
---------------------------------------------------------------------------------------------
Net gain from investments                 3,254,175   2,086,401       3,755,664    6,479,256
---------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                              $6,544,223  $4,496,052      $8,252,411  $13,585,423
---------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
33

Statement of Changes in Net Assets (Unaudited)

                                                     Georgia                        Louisiana
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/04        5/31/04         11/30/04        5/31/04
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  3,290,048  $  6,966,492      $  2,409,651  $  5,225,598
Net realized gain (loss) from                   349,144
 investments                                                   (169,575)          659,260     1,276,475
Net change in unrealized appreciation
 (depreciation) of investments                  2,905,031    (7,496,320)        1,427,141    (8,791,877)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                6,544,223      (699,403)        4,496,052    (2,289,804)
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (2,460,261)   (4,973,949)       (1,821,132)   (3,802,993)
 Class B                                         (311,656)     (692,266)         (342,368)     (777,362)
 Class C                                         (473,898)   (1,046,305)         (274,601)     (639,899)
 Class R                                          (67,647)     (129,712)           (5,738)       (7,427)
From accumulated net realized gains
 from investments:
 Class A                                               --            --                --            --
 Class B                                               --            --                --            --
 Class C                                               --            --                --            --
 Class R                                               --            --                --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (3,313,462)   (6,842,232)       (2,443,839)   (5,227,681)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                    8,660,935    19,422,497         5,354,597     9,536,206
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  1,359,278     2,672,207           850,604     1,840,802
--------------------------------------------------------------------------------------------------------
                                               10,020,213    22,094,704         6,205,201    11,377,008
Cost of shares redeemed                       (11,187,110)  (27,786,678)       (8,194,815)  (25,907,606)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                  (1,166,897)   (5,691,974)       (1,989,614)  (14,530,598)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           2,063,864   (13,233,609)           62,599   (22,048,083)
Net assets at the beginning of period         156,919,302   170,152,911       114,671,363   136,719,446
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $158,983,166  $156,919,302      $114,733,962  $114,671,363
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (106,631) $    (83,217)     $   (109,432) $    (75,244)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
34

                                                                              North Carolina
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/04        5/31/04
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  4,496,747  $  9,294,072
Net realized gain (loss) from investments                                      261,697       345,135
Net change in unrealized appreciation (depreciation) of investments          3,493,967   (11,013,083)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        8,252,411    (1,373,876)
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (3,581,958)   (7,354,679)
  Class B                                                                     (373,387)     (833,299)
  Class C                                                                     (474,842)     (988,015)
  Class R                                                                      (65,624)     (114,976)
From accumulated net realized gains from investments:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (4,495,811)   (9,290,969)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                10,619,645    26,831,432
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,215,538     4,560,984
------------------------------------------------------------------------------------------------------
                                                                            12,835,183    31,392,416
Cost of shares redeemed                                                    (13,997,263)  (33,547,606)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (1,162,080)   (2,155,190)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                        2,594,520   (12,820,035)
Net assets at the beginning of period                                      217,190,911   230,010,946
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $219,785,431  $217,190,911
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (107,236) $   (108,172)
------------------------------------------------------------------------------------------------------

                                                                                 Tennessee
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/04        5/31/04
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  7,106,167  $ 15,006,645
Net realized gain (loss) from investments                                      557,495        70,428
Net change in unrealized appreciation (depreciation) of investments          5,921,761   (16,605,150)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       13,585,423    (1,528,077)
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (5,920,571)  (12,539,770)
  Class B                                                                     (394,242)     (871,306)
  Class C                                                                     (809,724)   (1,690,914)
  Class R                                                                      (48,048)      (73,401)
From accumulated net realized gains from investments:
  Class A                                                                           --      (102,022)
  Class B                                                                           --        (8,594)
  Class C                                                                           --       (15,403)
  Class R                                                                           --          (595)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (7,172,585)  (15,302,005)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                11,453,409    40,262,273
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,902,117     6,014,912
-----------------------------------------------------------------------------------------------------
                                                                            14,355,526    46,277,185
Cost of shares redeemed                                                    (20,615,910)  (40,785,767)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (6,260,384)    5,491,418
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          152,454   (11,338,664)
Net assets at the beginning of period                                      335,720,044   347,058,708
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $335,872,498  $335,720,044
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (275,900) $   (209,482)
-----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
35

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina") and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, Louisiana and North Carolina had outstanding when-issued purchase commitments of $2,747,293 and $1,604,366, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
36

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2004, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such securities during the six months ended November 30, 2004.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                        Georgia
                                                  --------------------------------------------------
                                                      Six Months Ended                                         Year Ended
                                                          11/30/04                                               5/31/04
                                                  ------------------------                              ------------------------
                                                       Shares        Amount                                  Shares        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            460,255  $  5,115,700                               1,105,938  $ 12,265,159
  Class B                                             35,612       393,727                                 149,168     1,651,984
  Class C                                            258,423     2,849,960                                 489,417     5,429,775
  Class R                                             27,477       301,548                                   6,817        75,579
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             94,255     1,037,799                                 177,516     1,967,120
  Class B                                             10,622       117,133                                  24,904       276,489
  Class C                                             14,075       154,701                                  30,061       332,398
  Class R                                              4,517        49,645                                   8,701        96,200
---------------------------------------------------------------------------------------------------------------------------------
                                                     905,236    10,020,213                               1,992,522    22,094,704
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (616,839)   (6,815,511)                             (1,372,927)  (15,187,975)
  Class B                                           (149,283)   (1,642,281)                               (338,840)   (3,733,858)
  Class C                                           (238,770)   (2,622,606)                               (781,344)   (8,554,903)
  Class R                                             (9,635)     (106,712)                                (28,300)     (309,942)
---------------------------------------------------------------------------------------------------------------------------------
                                                  (1,014,527)  (11,187,110)                             (2,521,411)  (27,786,678)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (109,291) $ (1,166,897)                               (528,889) $ (5,691,974)
---------------------------------------------------------------------------------------------------------------------------------


----
37

                                                                       Louisiana
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            355,883  $  4,044,271     640,071  $  7,371,305
  Class B                                             13,616       153,761      68,969       789,580
  Class C                                             97,621     1,108,658     112,948     1,291,321
  Class R                                              4,231        47,907       7,233        84,000
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             56,470       636,998     116,888     1,333,139
  Class B                                              9,690       109,224      23,005       262,391
  Class C                                              8,804        99,040      20,910       238,176
  Class R                                                471         5,342         619         7,096
-----------------------------------------------------------------------------------------------------
                                                     546,786     6,205,201     990,643    11,377,008
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (439,889)   (4,943,304) (1,487,947)  (16,853,677)
  Class B                                           (138,981)   (1,558,140)   (350,682)   (3,952,768)
  Class C                                           (150,523)   (1,691,371)   (451,878)   (5,098,661)
  Class R                                               (174)       (2,000)       (211)       (2,500)
-----------------------------------------------------------------------------------------------------
                                                    (729,567)   (8,194,815) (2,290,718)  (25,907,606)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                             (182,781) $ (1,989,614) (1,300,075) $(14,530,598)
-----------------------------------------------------------------------------------------------------

                                                                    North Carolina
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            739,037  $  7,813,538   1,834,596  $ 19,461,768
  Class B                                             64,408       674,596     183,712     1,958,659
  Class C                                            170,187     1,795,568     441,320     4,711,452
  Class R                                             31,700       335,943      65,717       699,553
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            171,773     1,805,416     347,101     3,683,752
  Class B                                             15,041       158,266      33,362       354,635
  Class C                                             20,559       215,934      42,610       451,840
  Class R                                              3,412        35,922       6,658        70,757
-----------------------------------------------------------------------------------------------------
                                                   1,216,117    12,835,183   2,955,076    31,392,416
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (1,005,659)  (10,544,364) (2,175,808)  (22,928,994)
  Class B                                           (109,302)   (1,149,616)   (488,123)   (5,164,044)
  Class C                                           (215,719)   (2,268,601)   (492,085)   (5,158,963)
  Class R                                             (3,303)      (34,682)    (28,105)     (295,605)
-----------------------------------------------------------------------------------------------------
                                                  (1,333,983)  (13,997,263) (3,184,121)  (33,547,606)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                             (117,866) $ (1,162,080)   (229,045) $ (2,155,190)
-----------------------------------------------------------------------------------------------------


----
38

                                                                       Tennessee
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            773,895  $  8,795,410   2,538,195  $ 28,989,395
  Class B                                             51,556       588,254     303,895     3,476,476
  Class C                                            177,469     2,021,485     591,894     6,775,519
  Class R                                              4,254        48,260      90,047     1,020,883
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            213,989     2,422,251     441,130     5,033,052
  Class B                                             16,974       192,408      35,917       410,227
  Class C                                             22,763       257,824      47,177       538,658
  Class R                                              2,618        29,634       2,888        32,975
-----------------------------------------------------------------------------------------------------
                                                   1,263,518    14,355,526   4,051,143    46,277,185
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (1,445,565)  (16,337,496) (2,673,059)  (30,378,064)
  Class B                                           (144,314)   (1,631,601)   (331,037)   (3,749,342)
  Class C                                           (208,984)   (2,368,507)   (577,794)   (6,574,250)
  Class R                                            (24,349)     (278,306)     (7,455)      (84,111)
-----------------------------------------------------------------------------------------------------
                                                  (1,823,212)  (20,615,910) (3,589,345)  (40,785,767)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                             (559,694) $ (6,260,384)    461,798  $  5,491,418
-----------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2004, were as follows:

                             Georgia   Louisiana North Carolina   Tennessee
    -----------------------------------------------------------------------
    Purchases            $13,040,577 $13,012,199    $19,089,864 $19,304,605
    Sales and maturities  12,655,707  13,236,984     21,330,900  19,911,852
    -----------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                         Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------
Cost of investments $149,468,031 $109,828,497   $207,810,874 $317,023,297
-------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                               Georgia   Louisiana North Carolina     Tennessee
-----------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $8,142,742  $5,391,589     $11,480,385  $15,838,433
  Depreciation                               (424,602)   (581,345)       (285,510)    (399,173)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $7,718,140  $4,810,244     $11,194,875  $15,439,260
-----------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                          Georgia  Louisiana North Carolina Tennessee
-------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $465,794  $291,880       $520,708  $902,305
Undistributed net ordinary income**             --    12,718             --    46,309
Undistributed net long-term capital gains       --        --             --    75,612
-------------------------------------------------------------------------------------

*Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on May 7, 2004, paid on June 1, 2004.
**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
39

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                  Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $6,868,254 $5,271,316     $9,285,456 $15,220,220
Distributions from net ordinary income**               --         --             --         528
Distributions from net long-term capital gains         --         --             --     126,614
-----------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 Georgia Louisiana North Carolina
               --------------------------------------------------
               Expiration year:
                 2009           $     --  $649,233       $ 78,895
                 2010                 --    68,490         60,147
                 2011                 --        --             --
                 2012            188,099        --             --
               --------------------------------------------------
               Total            $188,099  $717,723       $139,042
               --------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.


----
40

(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                Georgia Louisiana North Carolina Tennessee
     ---------------------------------------------------------------------
     Sales charges collected    $86,163   $58,239        $94,456  $235,792
     Paid to authorized dealers  74,486    53,321         81,177   203,797
     ---------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Commission advances $50,565   $40,284        $45,839   $51,390
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2004, the Distributor retained such 12b-1 fees as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         12b-1 fees retained $89,273   $73,764        $94,660  $100,432
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2004, as follows:

                          Georgia Louisiana North Carolina Tennessee
            --------------------------------------------------------
            CDSC retained $28,614   $15,904        $18,953   $25,968
            --------------------------------------------------------


----
41

6. Subsequent Events

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2004, to shareholders of record on December 9, 2004, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0400    $.0420         $.0370    $.0410
           Class B             .0330     .0350          .0300     .0340
           Class C             .0350     .0370          .0320     .0360
           Class R             .0415     .0440          .0385     .0430
         --------------------------------------------------------------

The following Funds also declared capital gain and net ordinary income distributions, which were paid on December 3, 2004, to shareholders of record on December 1, 2004, as follows:

                                           Louisiana North Carolina Tennessee
  ---------------------------------------------------------------------------
  Capital gains distribution per share        $   --         $.0013    $.0212
  Net ordinary income distribution per
   share*                                      .0013          .0010     .0020
  ---------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Adviser Merger
Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.


----
42

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
GEORGIA                                                                                               ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                      Net                                                                        Invest-
                                Realized/                                                             Ratio of      ment
                               Unrealized                                                             Expenses    Income
           Beginning       Net    Invest-             Net                  Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
  2005(e)     $10.84      $.24      $ .22  $ .46    $(.24)   $  --  $(.24) $11.06      4.26% $113,758      .86%*    4.30%*
  2004         11.34       .49       (.51)  (.02)    (.48)      --   (.48)  10.84      (.17)  112,106      .86      4.41
  2003         10.74       .49        .64   1.13     (.49)    (.04)  (.53)  11.34     10.78   118,307      .88      4.43
  2002         10.66       .52        .08    .60     (.52)      --   (.52)  10.74      5.71   113,054      .91      4.77
  2001         10.01       .53        .64   1.17     (.52)      --   (.52)  10.66     11.90   107,606      .94      5.04
  2000         11.02       .52       (.96)  (.44)    (.53)    (.04)  (.57)  10.01     (4.05)  104,434     1.06      4.99
Class B (2/97)
  2005(e)      10.86       .20        .23    .43     (.20)      --   (.20)  11.09      3.96    16,967     1.61*     3.55*
  2004         11.36       .41       (.51)  (.10)    (.40)      --   (.40)  10.86      (.92)   17,738     1.61      3.66
  2003         10.76       .41        .64   1.05     (.41)    (.04)  (.45)  11.36      9.92    20,425     1.63      3.68
  2002         10.67       .44        .09    .53     (.44)      --   (.44)  10.76      4.91    17,341     1.66      4.02
  2001         10.02       .45        .65   1.10     (.45)      --   (.45)  10.67     11.17    15,392     1.70      4.28
  2000         11.03       .44       (.96)  (.52)    (.45)    (.04)  (.49)  10.02     (4.79)   12,470     1.83      4.23
Class C (1/94)
  2005(e)      10.81       .21        .23    .44     (.21)      --   (.21)  11.04      4.09    25,170     1.41*     3.75*
  2004         11.31       .43       (.51)  (.08)    (.42)      --   (.42)  10.81      (.71)   24,293     1.41      3.86
  2003         10.73       .43        .62   1.05     (.43)    (.04)  (.47)  11.31     10.00    28,367     1.43      3.88
  2002         10.64       .46        .09    .55     (.46)      --   (.46)  10.73      5.24    25,016     1.46      4.22
  2001          9.99       .47        .64   1.11     (.46)      --   (.46)  10.64     11.29    19,497     1.49      4.49
  2000         11.00       .46       (.96)  (.50)    (.47)    (.04)  (.51)   9.99     (4.61)   19,532     1.61      4.44
Class R (2/97)
  2005(e)      10.81       .25        .23    .48     (.25)      --   (.25)  11.04      4.45     3,087      .66*     4.49*
  2004         11.31       .51       (.51)    --     (.50)      --   (.50)  10.81      (.01)    2,782      .66      4.61
  2003         10.71       .51        .64   1.15     (.51)    (.04)  (.55)  11.31     10.99     3,054      .68      4.63
  2002         10.63       .52        .10    .62     (.54)      --   (.54)  10.71      5.91     2,788      .72      4.92
  2001          9.98       .55        .64   1.19     (.54)      --   (.54)  10.63     12.13     1,119      .76      5.22
  2000         10.99       .53       (.96)  (.43)    (.54)    (.04)  (.58)   9.98     (3.89)      405      .88      5.19
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
GEORGIA    ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (3/86)
  2005(e)       .86%*    4.30%*      .85%*    4.31%*         8%
  2004          .86      4.41        .85      4.41          19
  2003          .88      4.43        .87      4.44          15
  2002          .91      4.77        .89      4.79          41
  2001          .94      5.04        .94      5.04          14
  2000         1.06      4.99       1.05      4.99          15
Class B (2/97)
  2005(e)      1.61*     3.55*      1.60*     3.56*          8
  2004         1.61      3.66       1.60      3.66          19
  2003         1.63      3.68       1.62      3.70          15
  2002         1.66      4.02       1.64      4.03          41
  2001         1.70      4.28       1.69      4.28          14
  2000         1.82      4.24       1.82      4.24          15
Class C (1/94)
  2005(e)      1.41*     3.75*      1.40*     3.76*          8
  2004         1.41      3.86       1.40      3.86          19
  2003         1.43      3.88       1.42      3.89          15
  2002         1.46      4.22       1.45      4.23          41
  2001         1.49      4.49       1.49      4.49          14
  2000         1.60      4.44       1.60      4.44          15
Class R (2/97)
  2005(e)       .66*     4.49*       .65*     4.50*          8
  2004          .66      4.61        .65      4.61          19
  2003          .68      4.63        .67      4.65          15
  2002          .72      4.92        .71      4.93          41
  2001          .76      5.22        .75      5.22          14
  2000          .88      5.19        .87      5.20          15
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
43

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    ----------------------------
                                                                                                       Before Credit/
                                                                                                       Reimbursement
LOUISIANA                                                                                           ------------------
                                                                                                                 Ratio
                                                                                                                of Net
                                      Net                                                                      Invest-
                                Realized/                                                           Ratio of      ment
                               Unrealized                                                           Expenses    Income
           Beginning       Net    Invest-             Net                 Ending             Ending       to        to
                 Net   Invest-       ment         Invest-                    Net                Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total   Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)   Assets    Assets
-------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
  2005(e)     $11.11      $.25     $  .20  $ .45    $(.25)     $-- $(.25) $11.31      4.09% $82,361      .87%*    4.39%*
  2004         11.76       .51       (.66)  (.15)    (.50)      --  (.50)  11.11     (1.25)  81,164      .87      4.43
  2003         11.15       .52        .62   1.14     (.53)      --  (.53)  11.76     10.45   94,545      .87      4.54
  2002         11.06       .54        .09    .63     (.54)      --  (.54)  11.15      5.78   89,435      .87      4.82
  2001         10.27       .55        .78   1.33     (.54)      --  (.54)  11.06     13.20   84,424      .88      5.07
  2000         11.38       .55      (1.11)  (.56)    (.55)      --  (.55)  10.27     (4.82)  77,603     1.00      5.13
Class B (2/97)
  2005(e)      11.10       .21        .20    .41     (.21)      --  (.21)  11.30      3.71   18,049     1.62*     3.64*
  2004         11.75       .42       (.65)  (.23)    (.42)      --  (.42)  11.10     (2.06)  19,004     1.62      3.68
  2003         11.14       .43        .62   1.05     (.44)      --  (.44)  11.75      9.74   23,169     1.62      3.79
  2002         11.05       .46        .09    .55     (.46)      --  (.46)  11.14      5.00   22,011     1.62      4.07
  2001         10.27       .47        .78   1.25     (.47)      --  (.47)  11.05     12.29   20,753     1.63      4.32
  2000         11.37       .47      (1.10)  (.63)    (.47)      --  (.47)  10.27     (5.55)  17,194     1.75      4.39
Class C (2/94)
  2005(e)      11.08       .22        .21    .43     (.22)      --  (.22)  11.29      3.91   14,053     1.42*     3.84*
  2004         11.74       .44       (.66)  (.22)    (.44)      --  (.44)  11.08     (1.86)  14,287     1.42      3.88
  2003         11.13       .46        .62   1.08     (.47)      --  (.47)  11.74      9.89   18,868     1.42      3.99
  2002         11.04       .48        .09    .57     (.48)      --  (.48)  11.13      5.22   20,909     1.42      4.27
  2001         10.26       .49        .77   1.26     (.48)      --  (.48)  11.04     12.49   19,887     1.43      4.52
  2000         11.36       .49      (1.10)  (.61)    (.49)      --  (.49)  10.26     (5.36)  19,074     1.55      4.59
Class R (2/97)
  2005(e)      11.16       .26        .21    .47     (.26)      --  (.26)  11.37      4.27      271      .67*     4.58*
  2004         11.82       .53       (.66)  (.13)    (.53)      --  (.53)  11.16     (1.12)     215      .67      4.63
  2003         11.16       .54        .67   1.21     (.55)      --  (.55)  11.82     11.12      138      .67      4.73
  2002         11.06       .57        .09    .66     (.56)      --  (.56)  11.16      6.09       65      .68      5.07
  2001         10.27       .57        .79   1.36     (.57)      --  (.57)  11.06     13.42      656      .69      5.28
  2000         11.38       .57      (1.11)  (.54)    (.57)      --  (.57)  10.27     (4.73)     953      .75      5.31
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                                      After            After Credit/
                                 Reimbursement(c)     Reimbursement(d)
LOUISIANA                      ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (9/89)
  2005(e)       .87%*    4.39%*      .86%*    4.39%*        11%
  2004          .87      4.43        .86      4.44          12
  2003          .87      4.54        .86      4.55          11
  2002          .87      4.82        .86      4.83          13
  2001          .88      5.07        .87      5.08          18
  2000          .98      5.14        .97      5.15          29
Class B (2/97)
  2005(e)      1.62*     3.64*      1.61*     3.65*         11
  2004         1.62      3.68       1.61      3.69          12
  2003         1.62      3.79       1.61      3.80          11
  2002         1.62      4.07       1.61      4.08          13
  2001         1.63      4.32       1.62      4.33          18
  2000         1.74      4.40       1.73      4.41          29
Class C (2/94)
  2005(e)      1.42*     3.84*      1.41*     3.85*         11
  2004         1.42      3.88       1.41      3.89          12
  2003         1.42      3.99       1.41      4.00          11
  2002         1.42      4.27       1.41      4.28          13
  2001         1.43      4.52       1.42      4.53          18
  2000         1.54      4.60       1.53      4.61          29
Class R (2/97)
  2005(e)       .67*     4.58*       .66*     4.58*         11
  2004          .67      4.63        .66      4.63          12
  2003          .67      4.73        .66      4.74          11
  2002          .68      5.07        .67      5.08          13
  2001          .69      5.28        .68      5.29          18
  2000          .73      5.33        .72      5.34          29
---------------------------------------------------------------

*  Annualized
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
44

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    -----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
NORTH CAROLINA                                                                                       ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                      Net                                                                       Invest-
                                Realized/                                                            Ratio of      ment
                               Unrealized                                                            Expenses    Income
           Beginning       Net    Invest-             Net                 Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                    Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
  2005(e)     $10.37      $.22      $ .18  $ .40    $(.22)     $-- $(.22) $10.55      3.92% $169,697      .85%*    4.24%*
  2004         10.86       .46       (.49)  (.03)    (.46)      --  (.46)  10.37      (.31)  167,738      .86      4.30
  2003         10.24       .46        .62   1.08     (.46)      --  (.46)  10.86     10.82   175,654      .86      4.37
  2002         10.15       .48        .10    .58     (.49)      --  (.49)  10.24      5.81   162,422      .90      4.71
  2001          9.49       .50        .66   1.16     (.50)      --  (.50)  10.15     12.41   160,578      .95      4.96
  2000         10.38       .49       (.89)  (.40)    (.49)      --  (.49)   9.49     (3.81)  153,091     1.00      5.06
Class B (2/97)
  2005(e)      10.38       .18        .19    .37     (.18)      --  (.18)  10.57      3.62    21,132     1.60*     3.49*
  2004         10.88       .38       (.50)  (.12)    (.38)      --  (.38)  10.38     (1.13)   21,075     1.61      3.55
  2003         10.26       .38        .63   1.01     (.39)      --  (.39)  10.88      9.99    25,027     1.61      3.62
  2002         10.16       .41        .10    .51     (.41)      --  (.41)  10.26      5.11    21,404     1.66      3.96
  2001          9.51       .42        .66   1.08     (.43)      --  (.43)  10.16     11.46    16,626     1.70      4.20
  2000         10.39       .42       (.88)  (.46)    (.42)      --  (.42)   9.51     (4.44)   11,541     1.76      4.31
Class C (10/93)
  2005(e)      10.36       .19        .19    .38     (.19)      --  (.19)  10.55      3.72    25,768     1.40*     3.69*
  2004         10.85       .40       (.49)  (.09)    (.40)      --  (.40)  10.36      (.88)   25,576     1.41      3.75
  2003         10.23       .40        .62   1.02     (.40)      --  (.40)  10.85     10.21    26,876     1.41      3.82
  2002         10.14       .43        .09    .52     (.43)      --  (.43)  10.23      5.20    22,077     1.46      4.16
  2001          9.48       .44        .66   1.10     (.44)      --  (.44)  10.14     11.80    18,238     1.50      4.41
  2000         10.36       .44       (.88)  (.44)    (.44)      --  (.44)   9.48     (4.28)   16,023     1.55      4.51
Class R (2/97)
  2005(e)      10.38       .23        .19    .42     (.23)      --  (.23)  10.57      4.10     3,189      .65*     4.43*
  2004         10.87       .48       (.50)  (.02)    (.47)      --  (.47)  10.38      (.14)    2,802      .66      4.50
  2003         10.25       .48        .62   1.10     (.48)      --  (.48)  10.87     11.00     2,453      .66      4.57
  2002         10.16       .50        .10    .60     (.51)      --  (.51)  10.25      5.99     1,691      .70      4.90
  2001          9.50       .52        .66   1.18     (.52)      --  (.52)  10.16     12.60     1,658      .75      5.16
  2000         10.38       .51       (.88)  (.37)    (.51)      --  (.51)   9.50     (3.53)    1,338      .81      5.26
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
NORTH CAROLINA       ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (3/86)
  2005(e)       .85%*    4.24%*      .84%*    4.24%*         9%
  2004          .86      4.30        .85      4.31          16
  2003          .86      4.37        .85      4.38          17
  2002          .90      4.71        .90      4.71          15
  2001          .95      4.96        .94      4.97          12
  2000         1.00      5.06        .99      5.07          23
Class B (2/97)
  2005(e)      1.60*     3.49*      1.59*     3.49*          9
  2004         1.61      3.55       1.60      3.56          16
  2003         1.61      3.62       1.60      3.63          17
  2002         1.66      3.96       1.65      3.96          15
  2001         1.70      4.20       1.69      4.21          12
  2000         1.76      4.31       1.75      4.32          23
Class C (10/93)
  2005(e)      1.40*     3.69*      1.39*     3.69*          9
  2004         1.41      3.75       1.40      3.76          16
  2003         1.41      3.82       1.40      3.83          17
  2002         1.46      4.16       1.45      4.16          15
  2001         1.50      4.41       1.49      4.42          12
  2000         1.55      4.51       1.54      4.52          23
Class R (2/97)
  2005(e)       .65*     4.43*       .64*     4.44*          9
  2004          .66      4.50        .65      4.51          16
  2003          .66      4.57        .65      4.58          17
  2002          .70      4.90        .70      4.91          15
  2001          .75      5.16        .74      5.17          12
  2000          .81      5.26        .80      5.27          23
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
45

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     -----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
TENNESSEE                                                                                              ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                      Net                                                                         Invest-
                                Realized/                                                              Ratio of      ment
                               Unrealized                                                              Expenses    Income
           Beginning       Net    Invest-             Net                   Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                      Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital           Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)     (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (11/87)
  2005(e)     $11.15      $.25      $ .22  $ .47    $(.25)   $  --  $(.25) $11.37       4.22% $270,328      .83%*    4.32%*
  2004         11.71       .51       (.55)  (.04)    (.52)      --   (.52)  11.15       (.33)  270,281      .84      4.48
  2003         11.06       .53        .67   1.20     (.54)    (.01)  (.55)  11.71      11.09   280,171      .84      4.69
  2002         10.93       .55        .13    .68     (.55)      --   (.55)  11.06       6.35   267,498      .85      4.99
  2001         10.34       .56        .58   1.14     (.55)      --   (.55)  10.93      11.18   250,583      .88      5.17
  2000         11.30       .54       (.95)  (.41)    (.55)      --   (.55)  10.34      (3.65)  248,148      .99      5.08
Class B (2/97)
  2005(e)      11.16       .20        .23    .43     (.21)      --   (.21)  11.38       3.83    21,416     1.58*     3.57*
  2004         11.72       .43       (.56)  (.13)    (.43)      --   (.43)  11.16      (1.06)   21,854     1.59      3.73
  2003         11.07       .45        .67   1.12     (.46)    (.01)  (.47)  11.72      10.27    22,843     1.59      3.94
  2002         10.94       .47        .13    .60     (.47)      --   (.47)  11.07       5.54    19,320     1.60      4.23
  2001         10.35       .48        .58   1.06     (.47)      --   (.47)  10.94      10.36    14,861     1.63      4.41
  2000         11.30       .46       (.94)  (.48)    (.47)      --   (.47)  10.35      (4.29)   12,527     1.75      4.33
Class C (10/93)
  2005(e)      11.15       .21        .23    .44     (.22)      --   (.22)  11.37       3.94    42,171     1.38*     3.77*
  2004         11.71       .45       (.55)  (.10)    (.46)      --   (.46)  11.15       (.86)   41,469     1.39      3.93
  2003         11.06       .47        .67   1.14     (.48)    (.01)  (.49)  11.71      10.47    42,825     1.39      4.13
  2002         10.94       .49        .12    .61     (.49)      --   (.49)  11.06       5.68    28,650     1.40      4.43
  2001         10.34       .50        .59   1.09     (.49)      --   (.49)  10.94      10.67    23,118     1.43      4.61
  2000         11.30       .48       (.95)  (.47)    (.49)      --   (.49)  10.34      (4.21)   23,327     1.54      4.53
Class R (2/97)
  2005(e)      11.15       .26        .22    .48     (.26)      --   (.26)  11.37       4.33     1,958      .63*     4.52*
  2004         11.71       .53       (.55)  (.02)    (.54)      --   (.54)  11.15       (.12)    2,116      .64      4.68
  2003         11.06       .55        .67   1.22     (.56)    (.01)  (.57)  11.71      11.27     1,221      .64      4.88
  2002         10.93       .57        .13    .70     (.57)      --   (.57)  11.06       6.52       717      .65      5.18
  2001         10.33       .58        .59   1.17     (.57)      --   (.57)  10.93      11.48       636      .68      5.36
  2000         11.28       .56       (.94)  (.38)    (.57)      --   (.57)  10.33      (3.40)      547      .81      5.29
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
TENNESSEE            ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (11/87)
  2005(e)       .83%*    4.32%*      .83%*    4.32%*         6%
  2004          .84      4.48        .83      4.49          20
  2003          .84      4.69        .84      4.70          13
  2002          .85      4.99        .84      5.00          20
  2001          .88      5.17        .85      5.19          12
  2000          .99      5.08        .98      5.10          15
Class B (2/97)
  2005(e)      1.58*     3.57*      1.58*     3.57*          6
  2004         1.59      3.73       1.58      3.74          20
  2003         1.59      3.94       1.59      3.95          13
  2002         1.60      4.23       1.59      4.24          20
  2001         1.63      4.41       1.60      4.44          12
  2000         1.75      4.33       1.73      4.35          15
Class C (10/93)
  2005(e)      1.38*     3.77*      1.38*     3.77*          6
  2004         1.39      3.93       1.38      3.93          20
  2003         1.39      4.13       1.39      4.14          13
  2002         1.40      4.43       1.39      4.44          20
  2001         1.43      4.61       1.40      4.64          12
  2000         1.54      4.53       1.52      4.55          15
Class R (2/97)
  2005(e)       .63*     4.52*       .63*     4.53*          6
  2004          .64      4.68        .63      4.68          20
  2003          .64      4.88        .64      4.88          13
  2002          .65      5.18        .64      5.20          20
  2001          .68      5.36        .65      5.39          12
  2000          .81      5.29        .79      5.31          15
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
46

                                     Notes

--------------------------------------------------------------------------------
47

                                     Notes

--------------------------------------------------------------------------------
48

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.


Average Duration: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.



*NAC and NIAC Merge into NAM - Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen
 Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management
 (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30; are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
49

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS5-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2005
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date February 4, 2005
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date February 4, 2005
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.